Filed with the U.S. Securities and Exchange Commission on February 28, 2019

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	759	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	760	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 759 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2018 for three series of the Trust: Congress Mid Cap Growth Fund, Congress Large Cap Growth Fund, and Congress Small Cap Growth Fund.

Congress Mid Cap Growth Fund
Congress Large Cap Growth Fund
Congress Small Cap Growth Fund

CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker:  CMIDX
Institutional Class – Ticker:  IMIDX

CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker:  CAMLX
Institutional Class – Ticker:  CMLIX

CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker:  CSMVX
Institutional Class – Ticker:  CSMCX

PROSPECTUS

February 28, 2019

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Important Notice:  The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Congress Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website ( www.congressasset.com/funds ). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling  1.888.688.1299.

Table of Contents - Prospectus

SUMMARY SECTION

Congress Mid Cap Growth Fund

Investment Objective
The Congress Mid Cap Growth Fund (the “Mid Cap Fund” or “Fund”) seeks long‑term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	1.08%	0.83%

Example
The Example below is intended to help you compare the cost of investing in the Mid Cap Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$110	$343	$595	$1,317
Institutional Class	$85	$265	$460	$1,025

Portfolio Turnover
The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid‑capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid‑size market capitalization.  The Mid Cap Fund defines mid-size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $1.6 billion to $36 billion.  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies.  The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.  The Mid Cap Fund may, from time to time, have significant exposure to one or more sectors of the market.

Table of Contents - Prospectus

Principal Risks of Investing in the Mid Cap Fund
There is a risk that you could lose all or a portion of your investment in the Fund.  The principal risks of an investment in the Fund include:

●
Equity Securities Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Market and Regulatory Risk:  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●
Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

●
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

●
Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

●
Small and Medium Companies Risk:  Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied since inception.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and since inception periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.
Table of Contents - Prospectus

Congress Mid Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q3, 2013	10.50%

Lowest Quarterly Return:	Q4, 2018	-12.66%

Average Annual Total Returns as of December 31, 2018
	1 Year	5 Year	Since Inception (10/31/2012)
Institutional Class Shares
Return Before Taxes	-5.01%	6.86%	11.21%
Return After Taxes on Distributions	-5.64%	6.40%	10.72%
Return After Taxes on Distributions and Sale of Fund Shares	-2.48%	5.32%	8.93%
Retail Class Shares
Return Before Taxes	-5.23%	6.59%	10.94%
Russell Midcap Growth® Index (reflects no deduction for fees, expenses or taxes)	-4.75%	7.42%	12.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	12.08%

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor
Congress Asset Management Company, LLP.
Table of Contents - Prospectus

Portfolio Managers
Todd W. Solomon, CFA, Senior Vice President, Advisor, Portfolio Manager for the Fund since inception, October 2012.
Gregg O’Keefe, CFA, Executive Vice President, Advisor, Portfolio Manager for the Fund since March 2014.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Congress Mid Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201‑0701), by wire transfer, by telephone at 1‑888‑688‑1299, or through a financial intermediary.  The minimum initial investment amounts are shown in the table below.  There is no minimum subsequent investment amount to add funds to an existing account.

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000

Tax Information
The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

SUMMARY SECTION

Congress Large Cap Growth Fund

Investment Objective
The Congress Large Cap Growth Fund (the “Large Cap Fund” or “Fund”) seeks long‑term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.24%	0.24%
Total Annual Fund Operating Expenses	0.99%	0.74%

Example
The Example below is intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$101	$315	$547	$1,213
Institutional Class	$76	$237	$411	$918

Portfolio Turnover
The Large Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended October 31, 2018 of the Large Cap Fund, the portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The Large Cap Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies.  The Large Cap Fund defines large size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 1000® Growth Index ranged from $913.4 million to $785 billion.  The Large Cap Fund may also invest from time to time in equity securities of mid‑capitalization companies.  Equity securities in which the Fund may invest include common stock and preferred stock.  The Large Cap Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Advisor employs a “bottom‑up” approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow.  The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.  The Large Cap Fund may, from time to time, have significant exposure to one or more sectors of the market.  As of October 31, 2018, 30.1% of the Fund’s net assets were invested in securities within the information technology sector.
Table of Contents - Prospectus

Principal Risks of Investing in the Large Cap Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

●
Equity Securities Risk:  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Foreign Investment Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Market and Regulatory Risk:  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

●
Growth Style Investment Risk:  Growth stocks may lose value or fall out of favor with investors.  Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

●
Large Companies Risk:  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

●
Sector-Focus Risk:  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o
Information Technology Sector Risk:   The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

●
Smaller and Medium Companies Risk: Securities of medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Table of Contents - Prospectus

Performance Information
The following performance information provides some indication of the risks of investing in the Fund.

The performance information shown for periods before September 15, 2017, reflects the historical performance of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”).  Effective as of the close of business on September 15, 2017, the Accounting Survivor was reorganized into the Fund (the “Reorganization”).  As part of the Reorganization, Institutional Class shares of the Accounting Survivor were exchanged for Institutional Class shares of the Fund.  As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding.  Upon completion of the Reorganization, the Fund assumed the performance, financial and other historical information of the Accounting Survivor.  The Accounting Survivor and the Fund have substantially similar investment objectives and strategies.  Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted, and are not expected to result, in substantial differences in the actual management of the Accounting Survivor and the Fund.  One of the two portfolio managers of the Accounting Survivor is a member of the portfolio management team of the Fund.  The Fund has lower expenses than the Accounting Survivor (including a lower management fee).  The Accounting Survivor’s performance would have been higher than that shown had it operated with the Fund’s current expense levels.

The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from one calendar year to another over the past 10 years.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares.  As the Fund’s expense ratio was lower than that of the Accounting Survivor at the time of the Reorganization for the Institutional Class shares, the Fund’s returns would have been higher than those shown here.  The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5-year and 10-year periods compare with a domestic broad‑based market index and a secondary index provided to offer a broader market perspective.  The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.congressasset.com/funds.

Congress Large Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q1, 2012	16.14%

Lowest Quarterly Return:	Q3 2011	-15.23%
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Average Annual Total Returns as of December 31, 2018
	1 Year	5 Year	10 Year
Institutional Class Shares
Return Before Taxes	0.14%	9.56%	13.37%
Return After Taxes on Distributions	-1.20%	7.44%	11.64%
Return After Taxes on Distributions and Sale of Fund Shares	1.14%	7.16%	10.90%
Retail Class Shares*
Return Before Taxes	-0.12%	9.28%	13.08%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-1.51%	10.40%	15.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%
*
Retail Class shares commenced operations on March 31, 2009.  Performance information of the Retail Class shares shown for periods prior to the Reorganization is the performance of the Fund’s Institutional Class shares and is adjusted to reflect the expense ratio of the Retail Class shares.

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after‑tax returns depend on your situation and may differ from those shown.  Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor
Congress Asset Management Company, LLP.

Portfolio Managers
Daniel A. Lagan, CFA, President, Advisor; Portfolio Manager for the Fund since March 31, 2009.
Alexander L. Thorndike, Executive Vice President and Managing Director, Advisor; Portfolio Manager for the Fund since the closing of the Reorganization on September 15, 2017.  Mr. Thorndike was a Portfolio Manager of the Accounting Survivor since 1999.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Large Cap Fund shares on any business day by written request via mail (Congress Large Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1‑888‑688‑1299, or through a financial intermediary.  The minimum initial investment amounts are shown in the table below.  There is no minimum subsequent investment amount to add funds to an existing account.
Table of Contents - Prospectus

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000

Tax Information
The Large Cap Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax‑deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Large Cap Fund through a broker‑dealer or other financial intermediary (such as a bank), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - Prospectus

SUMMARY SECTION

Congress Small Cap Growth Fund

Investment Objective
The Congress Small Cap Growth Fund (the “Small Cap Fund” or “Fund”) seeks long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Retail Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.35%	0.35%
Total Annual Fund Operating Expenses(1)	1.45%	1.20%
Fee Waiver and/or Expense Reimbursement	-0.20%	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.25%	1.00%
(1)
Congress Asset Management Company, LLP (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.25% and 1.00% of the Small Cap Growth Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”).  The Expense Caps are indefinite, and will remain in effect until at least February 28, 2020.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.  The Small Cap Growth Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Cap.

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Contractual Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Retail Class	$127	$439	$773	$1,718
Institutional Class	$102	$361	$640	$1,437

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended October 31, 2018 of the Fund, the portfolio turnover rate was 35% of the average value of its portfolio.
Table of Contents - Prospectus

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small cap companies. The Fund defines small cap companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months. As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 2000® Growth Index ranged from $7.9 million to $6.25 billion.  The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index.  The Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may, from time to time, have significant exposure to one or more sectors of the market.  As of October 31, 2018, 25.5% of the Fund’s total assets were invested in securities within the information technology sector.  The Fund may invest in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.

The Advisor may invest the Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential.  Growth may be measured by factors such as earnings or revenue.  The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth.  Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long‑term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management.  These and other factors are then weighed against valuation.  A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund.  The following risks reflect the Fund’s principal risks:

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Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Foreign Investment Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  When the Fund invests in ADRs as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying foreign shares.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

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Growth Style Investment Risk: Growth stocks may lose value or fall out of favor with investors. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

●
Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large‑cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Management Risk: The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.

●
Sector-Focus Risk: Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

o
Information Technology Sector Risk:   The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

●
Small and Medium Companies Risk: Securities of small and medium cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Performance Information
Effective at the close of business on September 15, 2017, the Century Small Cap Select Fund, a series of Century Capital Management Trust (the “Predecessor Fund”), reorganized into the Fund, a series of Professionally Managed Portfolios (the “Reorganization”).  Performance information shown prior to the close of business on September 15, 2017 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart below only illustrates how Institutional Class shares of the Fund’s total returns have varied from one calendar year to another over the past 10 years.  The returns for the Fund’s Retail Class shares, both before and after taxes, may be lower than the returns shown in the bar chart below for the Institutional Class shares of the Fund, depending on the fees and expenses of the Retail Class shares.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with those of a broad measure of market performance.  The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

The Fund’s performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.congressasset.com/funds.
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Congress Small Cap Growth Fund
Calendar Year Total Return as of December 31
Institutional Class

Highest Quarterly Return:	Q2, 2009	19.15%

Lowest Quarterly Return:	Q3, 2011	-22.57%

Average Annual Total Returns as of December 31, 2018
	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	2.42%	5.25%	13.15%
Return After Taxes on Distributions	0.32%	2.46%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	3.77%	10.85%
Retail Class*
Return Before Taxes	2.16%	4.94%	12.79%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-9.31%	5.13%	13.52%
* Performance information for the Retail Class shares shown for periods prior to the Reorganization is the performance of the Predecessor Fund’s Investor Class shares.

After tax returns in the table above are only illustrated for the Fund’s Institutional Class Shares.  After tax returns for the Fund’s Retail Class Shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Investment Advisor
Congress Asset Management Company, LLP.
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Portfolio Managers
Alexander L. Thorndike, Executive Vice President and Managing Director, Advisor, and Portfolio Manager of the Fund since the closing of the Reorganization on September 15, 2017.  Mr. Thorndike was a Portfolio Manager of the Predecessor Fund since December 9, 1999.
Gregg O’Keefe, CFA, Executive Vice President, Advisor, and Portfolio Manager for the Fund since the closing of the Reorganization on September 15, 2017.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem the Small Cap Growth Fund’s shares on any business day by written request via mail (Congress Small Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-888-688-1299, or through a financial intermediary.  The minimum initial investment amounts are shown in the table below.  There is no minimum subsequent investment amount to add funds to an existing account.

Account Types	To Open Your Account
Standard Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Traditional and Roth IRA Accounts
- Retail Class	$2,000
- Institutional Class	$100,000
Accounts with Automatic Investment Plans
- Retail Class	$2,000
- Institutional Class	None

Tax Information
The Small Cap Growth Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax‑deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Small Cap Growth Fund through a broker‑dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and/or the Advisor may pay the intermediary for the sale of the Small Cap Growth Fund’s shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES & RISKS

This Prospectus offers the Retail and Institutional Class Shares of the Congress Mid Cap Growth Fund, Congress Large Cap Growth Fund and Congress Small Cap Growth Fund.

Investment Objective
The investment objective of each Fund is non‑fundamental; that is, it can be changed by a vote of the Board of Trustees alone and without a shareholder vote upon at least 60 days’ prior written notice to shareholders.  The objective and strategies description for each Fund tells you:

●	what the Fund is trying to achieve;
●	how the Advisor intends to invest your money; and
●	what makes each Fund different from the other Fund offered in this Prospectus.

This section also provides a summary of each Fund’s principal investments, policies and practices.  Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.  The investment policy of each Fund concerning “80% of the Fund’s net assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days’ written notice before any such change.

Principal Investment Strategies

Congress Mid Cap Growth Fund
The Mid Cap Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid‑capitalization companies.  The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a mid‑size market capitalization.  The Mid Cap Fund defines mid-size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $1.6 billion to $36 billion.  The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies.  The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth.  The Advisor employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes earnings growth and free cash flow.  For the Mid Cap Fund, the Advisor looks to invest in securities of medium‑size companies that it believes are likely to grow more rapidly than the general economy. The Mid Cap Growth Fund may, from time to time, have significant exposure to one or more sectors of the market.

Congress Large Cap Growth Fund
Under normal circumstances, the Large Cap Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies.  The Large Cap Fund defines large size market capitalization as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000 Growth Index.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 1000 Growth Index ranged from $913.4 million to $785 billion.  The Fund may also invest from time to time in equity securities of mid‑cap companies.  Equity securities in which the Fund may invest include common stock and preferred stock.  The Large Cap Fund may also invest up to 20% of the Fund’s total assets in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges.  In attempting to achieve the Fund’s investment objective, the Advisor adheres to a “bottom‑up” strategy, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle.  The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies.  The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow.  For the Large Cap Fund, the Advisor seeks to create a diversified portfolio for the Fund consisting of established companies with the ability to consistently grow earnings over time which it believes will provide superior returns over a full market cycle.  The Large Cap Growth Fund may, from time to time, have significant exposure to one or more sectors of the market.  As of October 31, 2018, 30.1% of the Large Cap Growth Fund’s net assets were invested in securities within the information technology sector.
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Congress Small Cap Growth Fund
The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small cap companies. The Fund defines small cap companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months.  As of the last reconstitution date, May 11, 2018, the market capitalization of companies in the Russell 2000® Growth Index ranged from $7.9 million to $6.25 billion. The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities.  Market capitalizations of companies change over time.  The Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times.  The Fund may, from time to time, have significant exposure to one or more sectors of the market.  As of October 31, 2018, 25.5% of the Fund’s net assets were invested in securities within the information technology sector.  The Fund may invest in U.S. dollar-denominated foreign equity securities, including through ADRs and GDRs issued by U.S. depository banks, which are traded on U.S. exchanges.  The Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.

The Advisor may invest the Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential.  Growth may be measured by factors such as earnings or revenue.  The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth.  Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management.  These and other factors are then weighed against valuation.  A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

The Investment Process for the Mid Cap Fund, the Large Cap Fund, and the Small Cap Fund.  The positive attributes of diversification are very important, especially in volatile markets.  The initial weighting in a position for the Mid Cap Fund and Large Cap Fund is usually 2.5% of a Fund’s total equity portfolio.  The initial weighting in a position for the Small Cap Fund is usually 2% to 3% of the Fund’s total equity portfolio.  The Advisor also carefully monitors and limits industry and sector exposure.  The process attempts to identify investment opportunities by identifying characteristics that lead to consistent growth such as:

●
Consistent earnings growth:  The Advisor believes that stock prices react favorably to long term, consistent earnings growth.  Earnings growth is the first characteristic the Advisor looks for in security selection.

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●
Superior financial strength:  Manageable debt levels, high returns on equity, low extraordinary charges and transparent balance sheet are all characteristics of the equities in the Advisor’s Large Cap Growth, Mid Cap Growth and Small Cap Growth portfolios.

●	Industry leaders: The Advisor emphasizes companies that are the leaders in their industry. Industry dominance leads to share growth, and share growth leads to earnings growth.

●
Experienced management teams:  Experienced management teams know how to leverage their industry‑leading position to build the equity base in good times, and protect equity investors in difficult economic markets.

●	High free cash flow: High free cash flow is one indicator of a healthy balance sheet and provides tremendous flexibility to management.

The Advisor’s equity purchase criteria is a fundamentally driven, bottom‑up process that seeks companies which demonstrate consistent earnings growth and potential relative to other companies in their industry, and the market overall.  Securities are required to meet strict guidelines before they are approved as an investment for a Fund.  They must demonstrate:  (1) positive earnings; (2) earnings growth; (3) superior margins relative to competitors; (4) industry leaders; (5) free cash flow and (6) liquidity.

Selling Portfolio Securities of the Mid Cap Fund, Large Cap Fund and Small Cap Fund.  The Advisor may sell a security for a variety of reasons, including, but not limited to:

●	fundamental deterioration in the issuer’s ability to maintain an acceptable level of earnings growth relative to its financial characteristics;
●	an issuer specific event such as an acquisition or recapitalization that changes the fundamental operations of the company;
●	upon comparative analysis, a new security is judged more attractive than a current holding while maintaining the portfolios diversification;
●	the Advisor may trim a stock to ensure appropriate diversification should a stock appreciate substantially from initial purchase; and
●	realize gains or losses in efforts to improve tax efficiencies for shareholders.

Temporary Defensive Position.  Generally, the Advisor does not attempt to “time” the market, such as by shifting all or a significant portion of the portfolio in or out of the market in anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions.  However, in order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position by reducing investments in equities and/or increasing investments in short‑term fixed income securities.  Each Fund may also invest without limit in cash and high quality cash equivalents such as investment grade commercial paper and other money market instruments.  During such times, a Fund may not achieve its investment objective to the extent it makes temporary and/or cash investments.  A defensive position, taken at the wrong time, may have an adverse impact on a Fund’s performance.

Principal Investment Risks
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in a Fund.  The value of your investment in a Fund will fluctuate with the prices of the securities in which the Fund invests.  The principal risks of investing in the Funds are:
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Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

Equity Securities Risk.   The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in the Fund decreases in value.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Foreign Investment Risk.  Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries.  Foreign issuers are not subject to the same degree of regulation as U.S. issuers.  Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect a Fund’s investments in a foreign company.  ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.  Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights.  The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar.  As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio.  In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.  A Fund’s investments in foreign securities may be in the form of depositary receipts, such as GDRs, which are issued by U.S. depository banks and evidence ownership of the underlying securities.  GDRs generally are subject to the same risks as the foreign securities that they evidence or into which they may be converted.  GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  Investments in GDRs, involve risks similar to those accompanying direct investments in foreign securities.

Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Thus, a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.
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Sector-Focus Risk.  Each Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, real estate and communications services.  Investing a significant portion of a Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.  If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Information Technology Sector Risk (Large Cap Fund and Small Cap Fund Only).  Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Large Companies Risk.  Large company stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid‑sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk.  Management risk describes the Funds’ ability to meet their investment objective based on the Advisor’s success or failure to implement investment strategies for a Fund.  The value of your investment in the Funds is subject to the effectiveness of the Advisor and the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Small and Medium Companies Risk.  Each Fund may invest in small‑ and/or medium‑sized companies.  Because investing in smaller‑sized companies may have more risk than investing in larger, more established companies, such an investment by a Fund may have the following additional risks:

●	The earnings and prospects of small‑ or medium‑sized companies are more volatile than those of larger‑sized companies;
●	Small‑ and medium‑sized companies may experience higher failure rates than larger‑sized companies;
●	Analysts and other investors typically follow these companies less actively and information about these companies is not always readily available;
●
The trading volume of securities of small‑ and medium‑sized companies is normally lower and such securities may be less liquid than those of larger‑sized companies, which may disproportionately affect their stock prices, and may cause their stock prices to fall more in response to selling pressure than is the case with larger‑sized companies; and

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●
Small‑ and medium‑sized companies may have limited markets, product lines, or financial resources and may lack management experience, making these companies more susceptible to economic and market setbacks.

For these and other reasons, the security prices of small‑ and medium‑capitalization companies may fluctuate more significantly than the security prices of large‑capitalization companies.  The smaller the company, the greater effect these risks may have on that company’s operations and performance.  As a result, such an investment by a Fund may exhibit a higher degree of volatility than the general domestic securities market.

PORTFOLIO HOLDINGS INFORMATION
A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.congressasset.com/funds.

Who May Want to Invest in the Funds?
The Funds may be appropriate for you if you:
● Are pursuing a long-term goal with a growth investment strategy;
● Are willing to accept price fluctuations in your investment; and
● Are willing to tolerate risks associated with common stock investments.
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MANAGEMENT OF THE FUNDS

The Advisor
The Funds have entered into an investment advisory agreement (the “Investment Advisory Agreement”) with Congress Asset Management Company, LLP, 2 Seaport Lane, Boston, Massachusetts 02210, under which the Advisor manages each Fund’s investments and business affairs subject to the supervision of the Board.  The Advisor was founded in 1985, and serves as investment advisor to high net worth individuals and institutions.  As of December 31, 2018, the Advisor managed approximately $10.2 billion in assets.  Subject to the general supervision of the Board, the Advisor is responsible for managing each Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities.  The Advisor also maintains related records for the Funds.

Under the Investment Advisory Agreement, the Mid Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.60% of the Fund’s average daily net assets, payable on a monthly basis.  The Large Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.50% of the Fund’s average daily net assets, payable on a monthly basis. The Small Cap Fund compensates the Advisor for its investment advisory services at the annual rate of 0.85% of the Fund’s average daily net assets, payable on a monthly basis.  For the fiscal year ended October 31, 2018, the Advisor was paid an effective rate of 0.50% from the Large Cap Fund.  For the fiscal year ended October 31, 2018, the Advisor was paid an effective rate of 0.60% from the Mid Cap Fund.  For the fiscal year ended October 31, 2018, the Advisor was paid an effective rate of 0.73% from the Small Cap Fund.  Effective as of the close of business on September 15, 2017, the Mid Cap Fund and the Large Cap Fund changed their fiscal year to commence on November 1 and end on October 31, each year.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement with the Advisor is available in the Funds’ annual report to shareholders for the year ended October 31, 2018.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) will not exceed the amounts shown below as a percentage of each Fund’s average daily net assets (the “Expense Caps”).

Fund	Retail Class Expense Caps	Institutional Class Expense Caps
Mid Cap Growth Fund*	1.10%	0.85%
Large Cap Growth Fund*	1.20%	0.95%
Small Cap Growth Fund**	1.25%	1.00%

*Prior to April 30, 2017, the Expense Caps were 1.00% and 0.75% of each Fund’s Retail Class shares’ and Institutional Class shares’ average daily net assets, respectively.
** Prior to February 28, 2018, the Expense Caps were 1.55% and 1.30% of the Small Cap Growth Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively.

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Funds if requested by the Advisor, and the Board approves such reimbursement.  The Advisor may request reimbursement of previously waived fees and paid expenses from the Funds for three years from the date they were waived or paid.  This reimbursement may be requested, if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.
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Portfolio Managers
Portfolio Managers/Funds	Bio
Daniel A. Lagan, MBA, CFA Congress Large Cap Growth Fund Since March 2009
Mr. Daniel Lagan is a Chartered Financial Analyst charter holder.  Since July 1999, Mr. Lagan has served as President of, and as a Portfolio Manager for, the Advisor and is jointly and primarily responsible for day‑to‑day management of the Large Cap Fund.  From August 1989 to June 1999, Mr. Lagan served as Executive Vice President and Portfolio Manager for the Advisor.  Prior to joining the Advisor in 1989, Mr. Lagan served as an auditor for PricewaterhouseCoopers.  Mr. Lagan holds a Bachelor of Arts degree in Accounting from St. Michael’s College and a Masters of Business Administration degree in Finance from Boston College.

Gregg A. O’Keefe, MBA, CFA Congress Mid Cap Growth Fund Since March 2014 Congress Small Cap Growth Fund Since September 15, 2017
Mr. O’Keefe is a Chartered Financial Analyst charter holder, serves as Executive Vice President of and as a Portfolio Manager for the Advisor and is jointly and primarily responsible for day‑to‑day management of the Mid Cap Fund and the Small Cap Fund.  Mr. O’Keefe is the Chair of the Advisor’s Investment Policy Committee for the Small Cap Growth Strategy (the “Committee”).  The Committee consists of the portfolio managers and research analysts and is responsible for the selection and disposition of the Fund’s portfolio holdings.  Prior to joining the Advisor in 1986, Mr. O’Keefe served as an Analyst for Trustee & Investors Co., Inc.  Mr. O’Keefe holds a Bachelor of Science in Business Administration degree in Accounting from Boston University and a Master of Business Administration degree in Finance from Boston College.

Todd W. Solomon, MBA, CFA Congress Mid Cap Growth Fund Since Inception, October 2012
Mr. Todd Solomon is a Chartered Financial Analyst charter holder.  Since April 2001, Mr. Solomon has served as Senior Vice President and as a Portfolio Manager for the Advisor and is jointly and primarily responsible for day‑to‑day management of the Mid Cap Fund.  From May 2003 to June 2009, Mr. Solomon was Vice President and Trust Officer of Congress Trust National Association.  Mr. Solomon holds a dual Bachelor of Arts/Bachelor of Science degree in Management from Georgetown University and a Masters of Business Administration degree with specializations in Finance and Economics from New York University.

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Portfolio Managers/Funds	Bio
Alexander L. Thorndike, MBA Congress Large Cap Growth Fund Since September 2017 Congress Small Cap Growth Fund and the Predecessor Fund Since December 1999
Mr. Thorndike serves as Executive Vice President, Managing Director and as a Portfolio Manager for the Advisor and is jointly and primarily responsible for the day-to-day management of the Large Cap Fund and the Small Cap Fund.  Mr. Thorndike is a member of the Advisor’s Investment Policy Committee for the Small Cap Growth Strategy (the “Committee”).  The Committee consists of the portfolio managers and research analysts and is responsible for the selection and disposition of the Fund’s portfolio holdings.  Prior to joining the Advisor in 2017, Mr. Thorndike was a Managing Partner of Century Capital Management, LLC.  He has more than 26 years of equity research and portfolio management experience.  Mr. Thorndike holds a Bachelor of Arts in English Literature Degree from Harvard University and a Master of Business Administration degree from Northwestern University’s Kellogg Graduate School of Management.

The Funds’ combined SAI provides additional information about each of the Portfolio Manager’s compensation, other accounts managed by the Portfolio Managers, and each of the Portfolio Manager’s ownership of securities in the Funds.

SHAREHOLDER INFORMATION

Description of Classes
The following table lists the key features of the Retail Class and Institutional Class shares for the Funds.

	Retail Class	Institutional Class
Minimum Initial Investment	$2,000 – Standard Accounts $2,000 – Traditional and Roth IRAs $2,000 – Accounts with Automatic Investment Plans	$100,000 – Standard Accounts $100,000 – Traditional and Roth IRAs
Subsequent Minimum Investment	None	None
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	Retail Class	Institutional Class
Waiver/Reduction of Investment Minimums	The Advisor may waive or reduce the initial or subsequent minimum investment amounts in certain circumstances.
Although not limited to the list below, the Advisor may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
● Retirement, defined benefit and pension plans with plan assets of at least $25 million;
● Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;
● Institutional clients of the Advisor;
● Trustees and Officers of the Trust; and
● Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gifts or Transfers to Minors Act accounts naming qualifying persons).

Fees	● 12b-1 fee of 0.25%
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences.  To inquire about converting your Retail Class shares to Institutional Class shares, please call 1‑888‑688‑1299.

None.
Eligible Investors	Include: ● individual accounts, ● traditional and Roth IRA accounts, and ● certain accounts maintained through financial intermediaries
Designed for accounts of institutions maintained directly with the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Such institutions include:
● financial institutions,
● pension plans,
● retirement accounts,
● qualified plans,
● corporations, trusts, estates, religious and charitable organizations, and
● financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.

Special Instructions for Institutional Class Shares
Each of the Funds offers Institutional Class shares primarily for direct investment by investors such as pension and profit‑sharing plans, employee benefit trusts, endowments, foundations and corporations.  Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at 1‑888‑688‑1299, or follow the instructions under “Purchase By Mail,” “Purchase By Telephone” and “Purchase By Wire.”
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As indicated in the table above, the minimum initial investment for Institutional Class shares may be waived or reduced by the Advisor at any time.  Additionally, the Advisor may aggregate accounts together in order to meet the investment minimum.

General Information
You may purchase or sell (redeem) the Funds’ shares at the net asset value of a share (“NAV”), next calculated after the Transfer Agent receives your request in good order (as described below under “How to Buy Shares”).  For instance, if the Transfer Agent receives your purchase request in good order after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day’s NAV.  The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

When and How NAV is Determined
The Funds calculate their NAV as of the close of the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The time at which the NAV is calculated may change in case of an emergency.  For more information, please see “NYSE Holiday Schedule” below.

Each of the Funds’ NAV is determined by taking the market value of each Fund’s total assets, subtracting each Fund’s liabilities and then dividing the result (net assets) by the number of the corresponding Fund’s shares outstanding.

Each Fund values securities for which market quotations are readily available at current market value other than certain short‑term securities.  Exchange‑traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each Fund’s business day.  In the absence of sales, such securities are valued at the mean of the last bid and ask price.  Non‑exchange‑traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Investments in other open‑end regulated investment companies are valued at their NAV.  The net asset value of each Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Each of the Funds values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable if, among other things: (1) the exchange on which the Funds’ portfolio security is principally traded closes early; (2) trading in a particular portfolio security was halted during the day and did not resume prior to the time as of which the Funds calculate their NAV; or (3) events occur after the close of the securities markets on which the Funds’ portfolio securities primarily trade but before the time as of which the Funds calculate their NAV.

Fair value pricing is based on subjective factors and as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.
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NYSE Holiday Schedule.  The NYSE is open every day, Monday through Friday, except when the following holidays are celebrated:  New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November), and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent that each Fund’s portfolio investments trade in markets on days when the Funds are not open for business, the Funds’ assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Funds are open for business.  If the exchange or market on which the Funds’ underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time.  For example, the primary trading markets for the Funds may close early on the day before certain holidays and the day after Thanksgiving.

How to Buy Shares
You may purchase shares of the Funds by completing an account application.  Your order will not be accepted until the completed account application is received by the Transfer Agent.  Shares are purchased at the NAV next determined after the Transfer Agent receives your order in good order. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to “Name of Appropriate Fund.”  Account applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a domestic (United States) financial institution.  If your payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  The Funds and the Advisor also reserve the right to accept in‑kind contributions of securities in exchange for shares of the Funds.

The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post‑dated checks or any conditional order or payment.

Minimum Investments.  To purchase shares of the Funds, you must make a minimum initial investment for each applicable class as listed in the table on page 30.  The minimum investment requirements may be waived from time to time.

Checks For all accounts, including individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Congress Funds.”  A $25 charge may be imposed on any returned checks.

ACH Refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program.  As requested on the account application, you must supply your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity, (e.g., partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1‑888‑688‑1299, if you need additional assistance when completing your account application.
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If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing By Mail.  To purchase the Funds’ shares by mail, complete and sign the account application and mail it, along with a check made payable to the applicable Fund to:

Regular Mail Congress Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent.  Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

If you are making a subsequent purchase, detach the Invest By Mail form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the “Congress Funds” in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the Invest By Mail form from your confirmation statement, include your name, address and account number on a separate piece of paper.

Purchasing By Telephone.  If your completed and signed account application has been received by a Fund and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Funds toll free at 1‑888‑688‑1299 (unless you declined telephone purchase privileges on your account application).  Telephone orders will be accepted via electronic funds transfer from your pre‑designated bank account through the ACH network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing By Wire.

Initial Investment.  If you are making your first investment in the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions.  If you do not receive this information within one business day, you may call the Transfer Agent at 1-888-688-1299.
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Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at 1‑888‑688‑1299 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Funds, your name and account number so that your wire can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the Transfer Agent at 1‑888‑688‑1299 to advise them of your intent to wire funds.  It is essential that your bank include the name of the Fund(s) and your name and account number in all wire instructions.  Your bank may charge you a fee for sending a wire to the Funds.

Your bank should transmit immediately available funds by wire in your name to:

U.S. Bank National Association
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA Routing Number 075000022
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137
For further credit to:       Congress Funds
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1‑888‑688‑1299.

Purchasing Through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”). Financial Intermediaries may have different investment minimum requirements than those outlined in this prospectus.  Additionally, Financial Intermediaries may aggregate several customer accounts to accumulate the requisite initial investment minimum.  Please consult your Financial Intermediary for their account policies. Your order will be priced at each Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Funds.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.
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Purchasing Through the Automatic Investment Plan.  Subsequent Investments.  For your convenience, each of the Funds offers an Automatic Investment Plan (“AIP”).  Under this AIP, after your initial minimum investment, you authorize the Funds to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $250.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed Account application must be received at least 7 busniess days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent sufficiently in advance of the next withdrawal.  Please contact your financial institution to determine if it is an ACH member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1‑888‑688‑1299 for additional information regarding a Fund’s AIP.

Retirement Plans.  The Funds offer IRA plans.  You may obtain information about opening an IRA by calling 1‑888‑688‑1299.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

How to Sell Shares
In general, orders to sell or “redeem” shares can be placed directly with the Funds; however, if you purchased your shares through a Financial Intermediary, your redemption order must be placed with that same authorized intermediary.  You may redeem part or all of your shares at the next determined NAV after the Funds receive your order.  You should request your redemption prior to the close of the NYSE, generally, 4:00 p.m., Eastern Time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail.  You may redeem your shares by simply sending in a written request to the Transfer Agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and, if necessary, should include a signature guarantee(s).  No redemption request will become effective until all documents have been received in good order by the Transfer Agent.  “Good order” means your redemption request includes:  (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Transfer Agent at 1‑888‑688‑1299 for further information concerning documentation required for a redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.  Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-888-688-1299.  Investors will be asked whether or not to withhold taxes from any distribution.
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Redemption requests in writing should be sent to:

Regular Mail Congress Funds c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight or Express Mail Congress Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

By Telephone and Wire.  You may redeem Fund shares unless you declined telephone redemption privileges on your account application.  You may make your redemption request in writing.

You may redeem up to $100,000 in shares by calling the Funds at 1‑888‑688‑1299 prior to the close of trading on the NYSE, generally, 4:00 p.m., Eastern Time. Redemption proceeds will be sent via check on the next business day to the address of record on your account. Per your request, redemption proceeds may be wired (minimum of $5,000) or may be sent via electronic funds transfer through the ACH network, to your pre-designated bank account.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades or from the proceeds on complete redemptions and share specific trades.  There is no charge for proceeds sent via the ACH network; however, most ACH transfers require two to three days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  The Funds may change, modify or terminate these telephone redemption privileges at any time upon at least 60 days’ written notice to shareholders.

Through Financial Intermediaries.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemptions through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by a Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Through the Systematic Withdrawal Plan.  As another convenience, you may redeem Fund shares through the Systematic Withdrawal Plan (“SWP”), if you own shares with a value of at least $10,000.  Under the SWP, shareholders or their Financial Intermediaries may request that a predetermined amount be sent to them each month, each quarter or annually.  If you elect this method of redemption, the minimum amount that may be withdrawn each month is $250.  If you elect this method of redemption, the Funds will send a check directly to your address of record, or will send the payments directly to a pre‑authorized bank account by electronic funds transfer via the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This SWP may be terminated or modified by a shareholder or the Funds at any time without charge or penalty.  You may also elect to terminate your participation in this SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.
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A withdrawal under the SWP involves a redemption of the Funds’ shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Funds’ account application.  Please call 1‑888‑688‑1299 for additional information regarding a Fund’s SWP.

Account and Transaction Policies

Fund Rights.  The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including automatic investments, systematic withdrawals and wire redemption privileges.

Timing of Receiving Redemption Proceeds.
The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests.  The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds.  In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their respective lines of credit.  These redemption methods will be used regularly and may also be used in stressed market conditions.  The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below.  Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Funds of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Funds’ shareholders.

Redemption requests will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.  If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 30 days of the redemption request, the request must be in writing with your signature guaranteed.
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Redemptions In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in‑kind”).  It is not expected that the Funds would do so except during unusual market conditions or if the redemption amount is large enough to affect the Funds’ operations (e.g., if it represents more than 1% of the Funds’ assets).  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in‑kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Tools to Combat Frequent Transactions. The Board has adopted a policy regarding excessive trading.  The Funds discourage excessive, short‑term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps may include, among other things, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Funds and their shareholders, each Fund reserves the right, in its sole discretion, to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Funds’ shares are believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Funds’ performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of their ability in a manner that they believe is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at their request, certain information relating to their customers investing in the Funds through non‑disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non‑disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Signature Guarantees.  The Funds and/or Transfer Agent may require a signature guarantee for certain requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized transactions.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

●	For all redemption requests in excess of $100,000;
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●	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;

●	When ownership is being changed on your account and

●	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  The Advisor reserves the right to waive any signature requirement at its discretion.

Low Balance Accounts.  The Funds may redeem the shares in your account and send you the proceeds if the value of your account is less than $1,000 ($500 for IRAs) as a result of redemptions you have made.  You will be notified that the value of your account is less than the amount mentioned above before the Funds make an involuntary redemption.  You will then have 60 days in which to make an additional investment to bring the value of your account to at least $1,000 ($500 for IRAs) before the Funds take any action.

Householding.  In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll‑free at 1‑888‑688‑1299 to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property/Lost Shareholder.  It is important that the Funds maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll free at 1‑888‑688‑1299 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Exchanging Shares.  You may exchange all or a portion of your investment, from one Congress Fund to any other Congress Fund, by mail or telephone provided you established telephone exchange privileges on your account application.  Any new account established through an exchange will be subject to a minimum investment requirement described above.  In addition, existing accounts are subject to a minimum exchange requirement of $50.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number) and within the same share class.  This exchange privilege may be terminated or modified by a Fund at any time upon a 60-day notice to shareholders.  Call the Funds at 1‑888‑688‑1299 to learn more about exchanges.
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RULE 12B-1 AND OTHER SERVICE FEES

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act for the Retail Class shares of the Funds.  Under the Plan, each Fund is authorized to pay the distributor a fee for the sale and distribution of each Fund’s Retail Class shares and services it provides to shareholders.  The maximum amount of the fee authorized is 0.25% of each Fund’s average daily net assets annually.  Because these fees are paid out of each Fund’s assets on an on‑going basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.

In addition to paying fees under the Plan, each Fund may pay service fees to Financial Intermediaries such as banks, broker‑dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub‑administration, sub‑transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.

The Advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non‑cash compensation to Financial Intermediaries who sell shares of the Funds, including affiliates of the Advisor.  Such payments and compensation are in addition to the sales charges (including Rule 12b‑1 fees) and service fees paid by the Funds.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Funds’ shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions
Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Funds typically distribute any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at another time during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash.  Dividends are taxable whether reinvested in additional shares or received in cash.  If you wish to change your distribution option, call or write to the Transfer Agent in advance of the record date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the Funds’ then current net asset value and to reinvest all subsequent distributions.  Distributions made by the Funds will be taxable to shareholders whether received in additional shares or in cash.
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Tax Consequences
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.  As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.  The Funds generally operate in a manner such that they will not be liable for federal income or excise taxes on their taxable income and capital gains distributed to shareholders.

The Funds intend to make distributions of dividends and capital gains.  In general, Fund distributions are taxable to shareholders as ordinary income or qualified dividend income, which is subject to a maximum federal income tax rate of 20%.  The rate of tax you pay on capital gain distributions will depend on how long the Funds held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Funds take into consideration any tax implications when implementing their strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.

Dividends declared by the Funds in October, November or December to shareholders of record on a specified date in such a month and paid in January will be treated as paid in December of the previous year for tax purposes.

All distributions generally reduce the NAV of the Funds’ shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a return on your investment.

If you sell your Fund shares, it is considered a taxable event for you.  You generally will have a taxable gain or loss on the sale, with the amount determined by comparing the sale price of the shares you sell to your adjusted tax basis at the time of such sale, which generally will be your purchase price with certain adjustments.  You are responsible for paying any tax liabilities generated by your transaction.

By law, the Funds must withhold as backup withholding a percentage (currently 24%) of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

Non-corporate shareholders whose adjusted gross income for a year exceeds $200,000 for single filers or $250,000 for married joint filers generally are subject to a 3.8% Medicare surtax on dividends and capital gains.

This advice was prepared for the Funds.  State, local and foreign taxes may also apply.  Any person reviewing this discussion should seek advice based on their particular tax situation from an independent tax advisor.  Additional information concerning the taxation of the Funds and their shareholders is contained in the SAI.
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INDEX DESCRIPTIONS

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe.  It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe.

The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies.

Direct investment in an index is not possible.
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FINANCIAL HIGHLIGHTS

The tables below illustrate the financial performance for the Congress Mid Cap Fund for the periods shown.  The tables below also illustrate  the Accounting Survivor’s (with respect to Congress Large Cap Growth Fund) and the Predecessor Fund’s (with respect to the Congress Small Cap Growth Fund) financial performance for the periods shown.  With respect to the Congress Large Cap Growth Fund, which assumed the performance, financial and other historical information of the Accounting Survivor as a result of the Reorganization, the table includes financial information for the five years ended October 31, 2018 for the Institutional Class shares only because the Accounting Survivor’s Institutional Class shareholders became shareholders of the Congress Large Cap Growth Fund’s Institutional Class shares as a result of the Reorganization.  Financial information for the Congress Large Cap Growth Fund’s Retail Class shares is provided only for the period from the date of the Reorganization (September 15, 2017) through October 31, 2018 because no Retail Class shares of the Accounting Survivor were outstanding prior to the Reorganization.

Certain information reflects financial results for a single Fund share.  “Total return” illustrates how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  The information regarding Congress Mid Cap Growth Fund for the period ended October 31, 2018 has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm.  Their report and the Funds’ financial statements are included in the Funds’ annual report which is available upon request.  The information regarding the Accounting Survivor, with respect to the Congress Large Cap Growth Fund, for the Institutional Class shares for the years ended October 31, 2017 and October 31, 2018 and for the Retail Class shares for the period ended October 31, 2017 and year ended October 31, 2018 has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.  Their report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request.  The information regarding the Accounting Survivor, with respect to the Congress Large Cap Growth Fund, for the years ended October 31, 2016, October 31, 2015 and October 31, 2014 has been audited by another independent registered public accounting firm.  The Congress Small Cap Growth Fund has adopted the Financial Statements of the Predecessor Fund.  The information regarding the Congress Small Cap Growth Fund for the years ended October 31, 2017 and October 31, 2018 has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.  Their report and the Fund’s financial statements are included in the Fund’s annual report which is available upon request.  The information regarding the Congress Small Cap Growth Fund, for the years ended October 31, 2016, October 31, 2015 and October 31, 2014 has been audited by another independent registered public accounting firm.  Financial information for the Congress Small Cap Growth Fund (prior to the close of business on September 15, 2017) below represents the financial information of the Predecessor Fund when it was a series of Century Capital Management Trust.
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Congress Mid Cap Growth Fund
For a capital share outstanding throughout the year/period
RETAIL CLASS

	Year Ended October 31	Period Ended October 31	Year Ended December 31,
	2018	2017(1)	2016	2015	2014	2013

Net asset value, beginning of year/period	$18.46	$16.17	$14.43	$14.55	$13.58	$10.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(loss)(2)	(0.03)	(0.06)	0.00(3)	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.19	2.35	1.89	(0.00)(3)	1.53	3.63
Total from investment operations	0.16	2.29	1.89	(0.02)	1.52	3.61

LESS DISTRIBUTIONS:
From net investment income	--	--	(0.00)(3)	--	--	--
From net realized gain	--	(0.00)(3)	(0.15)	(0.10)	(0.56)	(0.21)
Total distributions	--	(0.00)(3)	(0.15)	(0.10)	(0.56)	(0.21)
Paid-in capital from redemption fees	--	--	0.00(3)	0.00(3)	0.01	0.02
Net asset value, end of year/period	$18.62	$18.46	$16.17	$14.43	$14.55	$13.58
Total return	0.87%	14.16%(4)	13.11%	(0.15)%	11.22%	35.72%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$33.3	$42.0	$48.0	$18.3	$13.0	$3.7
Portfolio turnover rate	44%	30%(4)	18%	24%	35%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.08%	1.05%(5)	1.08%	1.12%	1.15%	1.42%
After fees waived and expenses absorbed	1.08%	1.03%(5)(6)	1.00%	1.00%	1.00%	1.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.18)%	(0.40)%(5)	(0.07)%	(0.25)%	(0.22)%	(0.62)%
After fees waived and expenses absorbed	(0.18)%	(0.38)%(5)	0.01%	(0.13)%	(0.07)%	(0.20)%
(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(3)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.10% of the Retail Class’ daily net assets. The prior contractual limit was 1.00%.

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Congress Mid Cap Growth Fund
For a capital share outstanding throughout the year/period
INSTITUTIONAL CLASS

	Year Ended October 31,	Period Ended October 31,	Year Ended December 31,
	2018	2017(1)	2016	2015	2014	2013
Net asset value, beginning of year/period	$18.61	$16.26	$14.50	$14.60	$13.61	$10.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.01	(0.02)	0.04	0.02	0.02	0.00(3)
Net realized and unrealized gain on investments	0.20	2.37	1.90	(0.00)(3)	1.55	3.65
Total from investment operations	0.21	2.35	1.94	0.02	1.57	3.65

LESS DISTRIBUTIONS:
From net investment income	(0.01)	--	(0.03)	(0.02)	(0.02)	--
From net realized gain	--	(0.00)(3)	(0.15)	(0.10)	(0.56)	(0.21)
Total Distributions	(0.01)	(0.00)(3)	(0.18)	(0.12)	(0.58)	(0.21)
Paid-in capital from redemption fees	--	--	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year/period	$18.81	$18.61	$16.26	$14.50	$14.60	$13.61
Total return	1.12%	14.45%(4)	13.38	0.10%	11.49%	35.88%

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$971.1	$891.4	$556.4	$272.5	$190.5	$58.2
Portfolio turnover rate	44%	30%(4)	18%	24%	35%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.83%	0.80%(5)	0.83%	0.87%	0.90%	1.17%
After fees waived and expenses absorbed	0.83%	0.78%(5)(6)	0.75%	0.75%	0.75%	0.75%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.06%	(0.15)%(5)	0.16%	0.00%(3)	0.02%	(0.42)%
After fees waived and expenses absorbed	0.06%	(0.13)% (5)	0.24%	0.12%	0.17%	0.00%(3)
(1)	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to 0.01%, (0.01)%, $0.01 or $(0.01), as applicable.
(4)	Not annualized.
(5)	Annualized.
(6)
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 0.85% of the Institutional Class’ daily net assets. The prior contractual limit was 0.75%.

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Congress Large Cap Growth Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year (1)
INSTITUTIONAL CLASS

	Year Ended October 31,
	2018	2017	2016	2015	2014

Net asset value, beginning of year	$26.45	$22.03	$23.36	$27.39	$24.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.15	0.09	0.03	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	2.57	5.64	(0.55)	2.64	4.11
Total from investment operations	2.72	5.73	(0.52)	2.66	4.09

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.11)	(0.04)	--	--

From net realized gain	--	(1.20)	(0.77)	(6.69)	(1.47)
Total distributions	(0.06)	(1.31)	(0.81)	(6.69)	(1.47)
Paid-in capital from redemption fees	--	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year	$29.11	$26.45	$22.03	$23.36	$27.39
Total Return	10.32%	27.25%	(2.24)%	11.76%	17.29%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$293.2	$281.7	$205.6	$225.4	$222.6

Portfolio turnover rate	17%	25%	44%	46%	126%
RATIOS:

Expenses to average net assets	0.74%	1.05%	1.13%	1.11%	1.09%

Net investment income (loss) to average net assets	0.50%	0.42%	0.13%	0.12%	(0.06)%

(1)     Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s NAV was $23.5215 while the Fund’s NAV as $25.9993 on the date of Reorganization.
(2)     Calculated based on the average number of shares outstanding.
(3)     Does not round to $0.01 or $(0.01), as applicable.
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Congress Large Cap Growth Fund
Financial Highlights For a capital share outstanding throughout the year/period
RETAIL CLASS
	Year Ended	Period Ended
	October 31, 2018	October 31, 2017(1)

Net asset value, beginning of year/period	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.08	(0.00)(3)

Net realized and unrealized gain on investments	2.58	0.81
Total from investment operations	2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.03)	--
From net realized gain	--	(0.37)

Total distributions	(0.03)	(0.37)
Net asset value, end of period	$29.04	$26.41
Total Return	10.08%	3.14%(4)
SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$4.2	$4.4

Portfolio turnover rate	17%	25%(4)(5)
RATIOS:
Ratio of expenses to average net assets	0.99%	0.94%(6)
Ratio of net investment income (loss) to average net assets	0.26%	(0.10)% (6)
(1)	For performance and accounting purposes, inception date is September 18, 2017.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4)	Not annualized
(5)	Portfolio turnover is calculated at the total Fund level.
(6)	Annualized
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CONGRESS SMALL CAP GROWTH FUND
Financial Highlights For a capital share outstanding throughout each year(1)
INSTITUTIONAL CLASS
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$25.47	$21.96	$30.00	$34.46	$33.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.14)	(0.12)	(0.11)	(0.17)	(0.24)
Net realized and unrealized gain (loss) on investments	3.91	6.63	(1.58)	0.87	2.48
Total from investment operations	3.77	6.51	(1.69)	0.70	2.24
LESS DISTRIBUTIONS:
From net realized gain	--	(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	--	(0.14)	--	--	--
Total distributions	--	(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from redemption fees	--	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year	$29.24	$25.47	$21.96	$30.00	$34.46

Total Return	14.84%	29.63%	(6.53)%	2.48%	6.79%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$31.3	$28.9	$88.2	$164.1	$266.0
Portfolio turnover rate	35%	52%	82%	69%	97%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.20%	1.25%	1.16%	1.13%	1.11%
After fees waived and expenses absorbed	1.08%(4)	1.25%	1.16%	1.13%	1.11%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.61)%	(0.48)%	(0.47)%	(0.52)%	(0.71)%
After fees waived and expenses absorbed	(0.49)%	(0.48)%	(0.47)%	(0.52)%	(0.71)%

(1)	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)	Calculated based on the average number of shares outstanding.
(3)	Does not round to $0.01 or $(0.01), as applicable.
(4) Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class’ annual ratio of expenses to 1.00% of the Institutional Class’ daily net assets. The prior contractual limit was 1.30%.
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CONGRESS SMALL CAP GROWTH FUND
Financial Highlights For a capital share outstanding throughout each year(1)

RETAIL CLASS
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$23.54	$20.53	$28.53	$33.12	$32.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.19)	(0.19)	(0.17)	(0.26)	(0.33)
Net realized and unrealized gain (loss) on investments	3.60	6.20	(1.48)	0.83	2.39
Total from investment operations	3.41	6.01	(1.65)	0.57	2.06

LESS DISTRIBUTIONS:
From net investment income	--	--	--	--	--
From net realized gain	--	(2.86)	(6.35)	(5.16)	(1.72)
From return of capital	--	(0.14)	--	--	--
Total distributions	--	(3.00)	(6.35)	(5.16)	(1.72)
Paid-in capital from redemption fees	--	0.00(3)	0.00(3)	0.00(3)	0.00(3)
Net asset value, end of year	$26.95	$23.54	$20.53	$28.53	$33.12
Total Return	14.53%	29.32%	(6.77)%	2.14%	6.47%
SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$48.9	$47.3	$66.1	$100.7	$118.2
Portfolio turnover rate	35%	52%	82%	69%	97%
RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.45%	1.53%	1.46%	1.42%	1.40%
After fees waived and expenses absorbed	1.33%(4)	1.53%	1.46%	1.42%	1.40%
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(0.86)%	(0.82)%	(0.78)%	(0.85)%	(1.00)%
After fees waived and expenses absorbed	(0.74)%	(0.82)%	(0.78)%	(0.85)%	(1.00)%

(1)     Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
(2)     Calculated based on the average number of shares outstanding.
(3)     Does not round to $0.01 or $(0.01), as applicable.
(4)     Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class’ annual ratio of expenses to 1.25% of the Retail Class’ daily net assets. The prior contractual limit was 1.55%.
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PRIVACY NOTICE

The Funds collect non‑public personal information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us verbally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non‑public personal information and require third parties to treat your non‑public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker‑dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non‑public personal information would be shared with unaffiliated third parties.
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Congress Mid Cap Growth Fund
Congress Large Cap Growth Fund
Congress Small Cap Growth Fund

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

Annual and Semi‑Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi‑annual reports to shareholders.  The Funds’ annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Funds by contacting the Funds at:

Congress Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201‑0701
1-888-688-1299
www.congressasset.com/funds

You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Shareholder reports and other information about the Funds are also available:

●	Free of charge from the Fund’s website at www.congressasset.com/funds.
●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.
●	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑05037.)
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STATEMENT OF ADDITIONAL INFORMATION

February 28, 2019

CONGRESS MID CAP GROWTH FUND
Retail Class – Ticker:  CMIDX
Institutional Class – Ticker:  IMIDX

CONGRESS LARGE CAP GROWTH FUND
Retail Class – Ticker:  CAMLX
Institutional Class – Ticker:  CMLIX

CONGRESS SMALL CAP GROWTH FUND
Retail Class – Ticker:  CSMVX
Institutional Class – Ticker:  CSMCX

2 Seaport Lane
Boston, Massachusetts 02210
1-888-688-1299

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated February 28, 2019, as may be revised, of the Congress Mid Cap Growth Fund (the “Mid Cap Fund”), the Congress Large Cap Growth Fund (the “Large Cap Fund”), and the Congress Small Cap Growth Fund (the “Small Cap Fund,”) together with the “Mid Cap Fund,” and the “Large Cap Fund,” the “Funds,” advised by Congress Asset Management Company, LLP (the “Advisor”), each a series of Professionally Managed Portfolios (the “Trust”).  A copy of the Funds’ Prospectus is available by calling the number listed above.

Some of the financial information in this SAI relating to the Congress Large Cap Growth Fund is that of the Century Shares Trust, a series of Century Capital Management Trust (the “Accounting Survivor”), which was acquired by the Congress Large Cap Growth Fund in a reorganization that was effective on September 15, 2017 (the “Reorganization”).  Upon completion of the Reorganization, the Congress Large Cap Growth Fund assumed the performance, financial and other historical accounting information of the Accounting Survivor, including the adoption of the Accounting Survivor’s fiscal year end of October 31.

The Funds’ most recent annual report to shareholders for the year ended October 31, 2018 is available, without charge, upon request by calling the number listed above.  The financial statements, accompanying notes and report of independent registered public accounting firm, Tait, Weller & Baker LLP, appearing in the annual report are incorporated into this SAI by reference to the Funds’ annual report as filed with the Securities and Exchange Commission (“SEC”).

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet its obligations.

Retail and Institutional Shares of the Mid Cap Fund commenced operations on October 31, 2012.

Retail Shares of the Large Cap Fund commenced operations on March 31, 2009.  Prior to April 30, 2010, the Large Cap Fund’s Retail Shares were an unnamed class of shares.  Institutional Shares of the Large Cap Fund commenced operations on April 30, 2010.  Prior to April 30, 2012, Retail Shares were known as Class R Shares and Institutional Shares were known as Class I Shares.  The Accounting Survivor commenced operations in March 1928.  As of the date of the Reorganization, the Accounting Survivor did not have any Retail Class shares outstanding.

The Century Small Cap Select Fund (the “Predecessor Fund”) was organized as a diversified series of Century Capital Management Trust in August 1999, with the Institutional Class commencing operations on December 9, 1999 and the Investor Class commencing operations on February 24, 2000.  Effective at the close of business on September 15, 2017, the Predecessor Fund reorganized into a newly formed series of the Trust named the Congress Small Cap Growth Fund.  The Predecessor Fund’s Institutional Class reorganized into the Small Cap Fund’s Institutional Class and the Predecessor Fund’s Investor Class reorganized into the Small Cap Fund’s Retail Class.  The Predecessor Fund’s fiscal year was from November 1 to October 31.

The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series of the Trust.  Effective September 15, 2017, the Mid Cap Fund and the Large Cap Fund changed their fiscal years to commence on November 1 and end on October 31, each year.  The Small Cap Fund’s fiscal year is from November 1 to October 31.  The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
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INVESTMENT POLICIES AND RISKS

The Funds are diversified.  This means that as to 75% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security.  If a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, that Fund may have a greater percentage of its assets invested in securities of fewer issuers.  The Fund would then be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal securities laws.

All percentage limitations on investments will apply at the time of investment and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of the investment.  As a result, the actual investments making up a Fund’s portfolio may not at a particular time comport with any such limitation due to increases or decreases in the values of securities or market capitalizations of the issuers of securities held by the Fund.

The following information supplements the discussion of the Funds’ principal investment strategies as set forth in the combined Prospectus.  The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance.  Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses.  It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met.  Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity.  During a general downturn in the financial markets, multiple asset classes may decline in value and the Funds may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest.  It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions.  Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.  The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.  In addition, economies and financial markets throughout the world are becoming increasingly interconnected.  As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.
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Common Stocks.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stocks.
Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid.  Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities.
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Smaller Company Equity Securities.
As discussed in the Prospectus, the Funds invest in the equity securities of companies with small market capitalizations.  Such investments may involve greater risk than is usually associated with larger, more established companies.  These companies often have sales and earnings growth rates that exceed those of companies with larger market capitalization.  Such growth rates may in turn be reflected in more rapid share price appreciation.  However, companies with small market capitalizations often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.  These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger market capitalizations or market averages in general.  Therefore, to the extent the Funds invest in securities with small market capitalizations, the net asset value of a Fund may fluctuate more widely than market averages.
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Other Investment Companies.
The Funds may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Funds’ own operations.

The Funds currently intend to limit their investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company (other than money market funds) will be owned by the Funds, or their affiliated persons, as a whole.  In addition to the advisory and operational fees the Funds bear directly in connection with their own operation, the Funds would also bear their pro rata portions of each other investment company’s advisory and operational expenses.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1‑3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by a Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

Exchange-Traded Funds.
The Funds may also invest in shares of exchange‑traded funds (“ETFs”). An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange, and the Funds will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in a Fund should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.
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Foreign Securities.
The Funds may invest their assets in U.S. dollar-denominated foreign equity securities including in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.  The Mid Cap Fund may invest up to 20% and the Large Cap Fund may invest up to 20% of its total assets in foreign securities.  The Small Cap Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Small Cap Fund’s total assets.  In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  Investments in foreign securities may involve a greater degree of risk than those in domestic securities.

ADRs in registered form are dollar‑denominated securities designed for use in the U.S. securities markets.  ADRs are sponsored and issued by domestic banks and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank.  ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers.  By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risk during the settlement period for either purchases or sales.  There is a large, liquid market in the United States for most ADRs.  GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs.  GDRs are not necessarily denominated in the currency of the underlying security.

Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.

Brexit
At a referendum in June 2016, the citizens of the United Kingdom (the UK) voted to leave the European Union (“EU”), thereby initiating the British exit from the EU (commonly known as “Brexit”). In March 2017, the UK formally invoked Article 50 of the Treaty of Lisbon to begin the process under which the UK shall withdraw from the EU in due course. Upon invoking Article 50, the UK triggered a two-year period for negotiation of the terms of the withdrawal from the EU. However, there remains a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal from the EU and new trade agreements will be conducted, as well as the potential consequences and precise timeframe for Brexit. During the negotiating period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of your investment in the Funds.

The UK has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the UK. The City of London’s economy is dominated by financial services, some of which may have to move outside of the UK post-referendum (e.g., currency trading, international settlement). Under the terms of Brexit, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, Brexit creates the potential for decreased trade, the possibility of capital outflows from the UK, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of Brexit, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU and other countries. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.
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The impact of Brexit in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. Any attempt by a Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.

Commercial Paper and Short-Term Notes.
The Large Cap Fund, Mid Cap Fund and Small Cap Fund may invest a portion of their assets in commercial paper and short‑term notes.  Commercial paper consists of unsecured promissory notes issued by companies.  Issues of commercial paper and short‑term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by Standard & Poor’s Ratings Group or “Prime‑1” or “Prime‑2” by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Funds also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities.
Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer.  The ratings of debt securities are described in Appendix A.

U.S. Treasury Securities.  The Small Cap Fund may invest in U.S. Treasuries.  U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

Illiquid and Restricted Securities.
Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market (“illiquid securities”) will be acquired by a Fund if immediately after the acquisition the value of illiquid securities held by the Fund would exceed 15% of the Fund’s net assets.

An illiquid security is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time the Adviser determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce the percentage as soon as reasonably practicable.
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Repurchase Agreements.
The Funds may enter into repurchase agreements.  However, each Fund may not invest more than 15% of its net assets in repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement may be deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker‑dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement may be deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by a Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Borrowing.
Currently, the 1940 Act permits the Funds to borrow money from banks in amounts of up to one‑third of a Fund’s total assets (including the amount borrowed).  To the extent permitted by the 1940 Act, or the rules and regulations thereunder, a Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions.  To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  Borrowing money to increase a Fund’s investment portfolio is known as “leveraging.”  Borrowing, especially when used for leverage, may cause the value of a Fund’s shares to be more volatile than if the Fund did not borrow.  This is because borrowing tends to magnify the effect of any increase or decrease in the value of a Fund’s portfolio holdings.  Borrowed money thus creates an opportunity for greater gains, but also greater losses.  To repay borrowings, a Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.  There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund's net investment income in any given period.
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The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. Each Fund will reduce its borrowing amount within three days, if that Fund’s asset coverage falls below the amount required by the 1940 Act.

Securities Lending.
Each Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio, subject to a maximum of 33% of a Fund’s total assets.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one‑third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Funds might experience the risk of loss if the institution with which they have engaged in a portfolio loan transaction breaches its agreement with the Funds.  In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Funds may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked‑to‑market daily.  Any securities that the Funds may receive as collateral will not become part of the Funds’ investment portfolio at the time of the loan and, in the event of a default by the borrower, the Funds will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Funds are permitted to invest.  During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed‑upon fee from a borrower that has delivered cash-equivalent collateral.

Reverse Repurchase Agreements.
The Funds reserve the right to borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund’s investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker‑dealers, and agree to repurchase the securities at the mutually agreed‑upon date and price.  A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  When a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high‑grade debt securities.  Reverse repurchase agreements are not considered to be borrowings for the purpose of the Fund’s limitation on borrowing when assets have been appropriately segregated as described in the prior two sentences.
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The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case.  Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Sector Focus.
The Funds may invest greater than 25% of their assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology, real estate and telecommunications services.  If a Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Information Technology Risk.  As of October 31, 2018, the Large Cap Fund and the Small Cap Fund invest greater than 25% of their assets in the information technology sector.  The information technology sector can be significantly affected by rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, government regulation, and general economic conditions.

Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers.  Cyber-attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of the Funds shareholders to transact business and the Funds to process transactions; inability to calculate the Funds NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs.  The Funds may incur additional costs for cyber security risk management and remediation purposes.  In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause the Funds’ investment in such issuers to lose value.  There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Temporary Investments
The Funds may take temporary defensive measures that are inconsistent with a Fund’s normal investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Advisor.  Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments.
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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Funds.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Funds represented at a meeting at which the holders of more than 50% of the Funds’ outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Funds.

As a matter of fundamental policy, the Funds may not:

1.	With respect to 75% of its total assets, invest more than 5% of their total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer;

2.
As discussed in more detail on p. B-9, borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

3.	Act as underwriter (except to the extent the Funds may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.
Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);

5.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

6.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

7.
Make loans of money (except purchases of debt securities consistent with the investment policies of the Funds).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short‑term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  (See “Execution of Portfolio Transactions”)
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The portfolio turnover for the Mid Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Mid Cap Fund	Turnover
Fiscal Year Ended October 31, 2018	44%
Fiscal Period Ended October 31, 2017*	30%
Fiscal Year Ended December 31, 2016	18%
*Reflects the period January 1, 2017 through October 31, 2017.  Effective as of the close of business on September 15, 2017, the Mid Cap Fund changed its fiscal year to commence on November 1 and end on October 31, each year.

The portfolio turnover for the Large Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Large Cap Fund*	Turnover
Fiscal Year Ended October 31, 2108	17%
Fiscal Year Ended October 31, 2017	25%
*Activity presented prior to the close of the Reorganization on September 15, 2017 represents the historical operating results of the Accounting Survivor.

The portfolio turnover for the Small Cap Fund for the following fiscal years is set forth below.

Portfolio Turnover Rate for the Small Cap Fund	Turnover
Fiscal Year Ended October 31, 2018	35%
Fiscal Year Ended October 31, 2017	52%
*Activity presented prior to the close of the Reorganization on September 15, 2017 represents the historical operating results of the Predecessor Fund.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Funds (the “Advisor’s Policy”). Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Advisor, distributor or any other affiliated person of the Funds, its Advisor or its distributor.  After due consideration, the Advisor and the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Funds shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a‑1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

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Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the annual report and semi‑annual report to Fund shareholders and in the quarterly holdings report on Form N‑Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds disclose their month‑end portfolio holdings on the Funds’ website at www.congressasset.com/funds within 15 business days after the month‑end.  The month‑end portfolio holdings for the Funds will remain posted on the website until the following month‑end portfolio holdings are posted.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Funds and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non‑public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non‑public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the Board, broker‑dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies, when the Funds have a legitimate business purpose and the third-party recipient is subject to a confidentiality agreement that includes a duty not to trade on non‑public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Funds from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.congressasset.com/funds for additional information about the Funds, including, without limitation, the periodic disclosure of its portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day‑to‑day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.
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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Kathleen T. Barr (born 1955) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since November 2018.	Former owner of a registered investment adviser, Productive Capital Management, Inc.; formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	3	Independent Trustee for the William Blair Funds (2013 to present) (21 series); Independent Trustee for the AmericaFirst Quantitative Funds (2012 to 2016).
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	3	Director, PNC Funds, (23 series), PNC Advantage Funds (1 series).
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc. (international consumer products conglomerate.)	3	Trustee, The Dana Foundation.
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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Executive Officer, Tidal ETF Services Co. (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC.	3	Former Interested Trustee, Direxion Funds (22 series), Direxion Shares ETF Trust (112 series), and Direxion Insurance Trust (2013 to 2018).
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	3	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	3	Independent Trustee, AMG Funds (55 series); Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.

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Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Senior Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Aaron J. Perkovich (born 1973) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Vice President Treasurer	Indefinite Term; Since March 2017. Indefinite Term; Since August 2016.	Vice President, U.S. Bancorp Fund Services, LLC, since June 2006.	Not Applicable.	Not Applicable.
Melissa Breitzman (born 1983) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since June 2005.	Not Applicable.	Not Applicable.
Craig Benton (born 1985) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2016.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since November 2007.	Not Applicable.	Not Applicable.
Cory Akers (born 1978) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since August 2017.	Assistant Vice President, U.S. Bancorp Fund Services, LLC since October 2006.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies to the Congress Mid Cap Growth Fund, the Congress Large Cap Growth Fund, and the Congress Small Cap Growth Fund.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

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Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day‑to‑day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.

In addition, the Advisor provides regular reports on the investment strategy and performance of the Funds.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day‑to‑day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, a Nominating Committee, an Audit Committee, and a Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees”.  The Board is comprised entirely of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are also comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Funds.  In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.
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Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years.  They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self‑assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all‑inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as a member of the Governing Council for the Independent Directors Council and its Executive Committee. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisers LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of another registered investment management company. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes Ms. Barr's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as a member of the Board of Governors of the Investment Company Institute and its Executive Committee.  She was also a member of the Independent Directors Council and has served two terms as its Chairman.  She has executive experience as the President (retired) of Talon Industries, Inc. (a business consulting company) and through her former positions as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also serves on the Board of another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Cook’s Trustee Attributes include his substantial investment and executive experience through his investment consulting business, his position as a Trustee of several investment trusts (including private investment trusts) and his ongoing responsibility for investing the assets of a major foundation, as well as his former position as Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor) and senior vice president of a Fortune 500 company.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.  Mr. Falkeis also has substantial managerial, operational, technology and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds.  Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
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Mr. Froebel’s Trustee Attributes include his significant systems and operations experience.  He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds).  He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems).  Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience, inlcuding his role as as member of the Board of Govenors of the Investment Company Institute. He is also a member of the Independent Directors Council. Mr. Paggioli is an independent consultant on investment company and investment advisory matters.  He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution, transfer agency and accounting services).  He serves on the boards of several investment management companies and advisory firms.  He is a member of the Board of Governors of the Investment Company Institute. He has served on various industry association and self‑regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Trust Committees

The Trust has three standing committees:  the Nominating Committee and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).

The Nominating Committee, comprised entirely of Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By‑Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ last fiscal period with respect to the Funds.

The Audit Committee is comprised entirely of Independent Trustees.  The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.  The Audit Committee met once during the Funds’ last fiscal period with respect to the Funds.
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The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal period with respect to the Funds.

Additionally, the Board has delegated day‑to‑day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and is overseen by the Trustees.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the Funds’ last fiscal period with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Funds and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2018.

Name	Dollar Range of Congress Mid Cap Growth Fund Shares	Dollar Range of Congress Large Cap Growth Fund Shares	Dollar Range of Congress Small Cap Growth Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Kathleen T. Barr	None	None	None	Over $100,000
Dorothy A. Berry	None	None	None	Over $100,000
Wallace L. Cook	None	None	None	Over $100,000
Eric W. Falkeis	None	None	None	Over $100,000
Carl A. Froebel	None	None	None	None
Steven J. Paggioli	None	None	None	Over $100,000

As of December 31, 2018, neither the then Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Funds, the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, as of that date, neither the then Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

Compensation

Effective January 1, 2019, Independent Trustees each receive an annual retainer of $135,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board receives an additional annual retainer of $21,600 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in‑person attendance is required.  All Trustees will be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements will be allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation the following Independent Trustees received from the Funds for the fiscal period ended October 31, 2018.
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Name of Person/Position	Congress Mid Cap Growth Fund	Congress Large Cap Growth Fund	Congress Small Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Kathleen T. Barr(2)	None	None	None	None	None	None
Dorothy A. Berry, Trustee	$5,770	$3,583	$2,892	None	None	$147,000
Wallace L. Cook, Trustee	$5,130	$2,943	$2,252	None	None	$127,000
Eric W. Falkeis, Trustee	$5,130	$2,943	$2,252	None	None	$127,000
Carl A. Froebel, Trustee	$5,130	$2,943	$2,252	None	None	$127,000
Steve J. Paggioli, Trustee	$5,130	$2,943	$2,252	None	None	$127,000
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal period ended October 31, 2018, Trustees’ fees and expenses in the amount of $655,000 were incurred by the Trust.

(2)
Kathleen T. Barr was appointed as an independent trustee to the Trust effective November 1, 2018, accordingly, she did not receive any compensation from the Funds during the fiscal year ended October 31, 2018.

Codes of Ethics

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j‑1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies that underscore the Advisor’s concern that all proxies voting decisions be made in the best interest of the Funds’ shareholders.  The Advisor considers each proxy proposal individually and makes decisions on a case‑by‑case basis.  At all times, however, the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of a Fund.  The Advisor believes that market conditions and other economic considerations will influence how decisions are made on proxy proposals.  Where a proxy proposal raises a material conflict between the Advisor’s interests and a Fund’s interests, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy.  The Advisor’s Policy is attached as Appendix B.
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The Trust is required to file a Form N‑PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N‑PX for the Fund will be available without charge, upon request, by calling toll‑free 1‑888‑688‑1299 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of a Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of January 31, 2019, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds.

As of January 31, 2019, the following shareholders were considered to be either a control person or principal shareholder of the Mid Cap Fund, the Large Cap Fund and the Small Cap Fund:

Principal Shareholders of the Congress Mid Cap Growth Fund

Retail Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	61.39%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	8.51%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	7.60%	Record

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Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	46.45%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Third Floor Jersey City, NJ 07311	25.34%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	15.55%	Record

Principal Control Persons of the Congress Mid Cap Growth Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	46.92%	Record

Principal Shareholders of the Congress Large Cap Growth Fund

Retail Class Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	35.62%	Record
Oppenheimer & Co., Inc. 100 Mill Plain Road Floor 2 Danbury, CT 06811	19.24%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2 3rd Floor Jersey City, NJ 07311	17.17%	Record

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Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	18.84%	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, Third Floor Jersey City, NJ 07311	8.29%	Record
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105-1905	7.20%	Record

Principal Shareholders of the Congress Small Cap Growth Fund

Retail Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	34.95%	Record
Charles Schwab Co. Inc. 211 Main St. San Francisco, CA 94105-1905	29.74%	Record

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Institutional Class Shares

Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	39.68%	Record
Alexander Thorndike 2 Seaport Lane Boston, MA 02210	13.22%	Beneficial
Charles Schwab Co. Inc. 211 Main Street San Francisco, CA 94105	10.03%	Record
Pershing, LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	9.05%	Record
Carole P. Bailey 100 Federal Street, 29th Floor Boston, MA 02110	5.01%	Beneficial

Principal Control Persons of the Congress Small Cap Growth Fund

Name and Address	% Ownership	Type of Ownership
National Financial Services LLC 200 Liberty St. New York, NY 10281-1003	36.85%	Record

THE FUNDS’ INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Funds by Congress Asset Management Company, LLP, the Advisor, 2 Seaport Lane, 5th Floor, Boston, MA 02210, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”).  The Investment Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Investment Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Investment Advisory Agreement.  The Investment Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Investment Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services provided by the Advisor pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.60% of the Mid Cap Fund, 0.50% of the Large Cap Fund, and 0.85% of the Small Cap Fund’s average daily net assets as specified in the Funds’ Prospectus.  However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month‑to‑month basis.  Prior to the Reorganization, the Accounting Survivor paid an advisory fee of 0.80% of the Accounting Survivor’s average daily net assets to its prior investment adviser.  Prior to the Reorganization, the Advisor received no advisory fee from the Accounting Survivor.  Prior to the Reorganization on September 15, 2017, under its Investment Advisory and Management Services Agreement, Century Capital Management, LLC, served as the investment adviser to the Predecessor Fund and performed (or arranged for the performance of) certain management and administrative services necessary for the operation of the Predecessor Fund.  For those services Century Capital Management, LLC received a combined management and administration fee of 0.95% of average daily net assets.  Prior to the Reorganization, the Advisor received no advisory fee from the Predecessor Fund.

The Funds paid the following fees to the Advisor for the period shown:

Congress Mid Cap Growth Fund
	Year Ended October 31, 2018	Fiscal Period Ended October 31, 2017*	Year Ended December 31, 2016	Year Ended December 31, 2015
Fees Accrued	$6,064,623	$3,907,263	$2,623,849	$1,532,518
Fees Waived	$0	$97,882	$366,720	$318,249
Net Advisory Fee Paid	$6,064,623	$3,809,381	$2,257,129	$1,214,269
* Reflects the period from January 1, 2017 through October 31, 2017.  Effective as of the close of business on September 15, 2017, the Fund changed its fiscal year to commence on November 1 and end on October 31, each year.

Congress Large Cap Growth Fund*
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016
Fees Accrued	$1,525,994	$180,211	$0
Fees Waived	$0	$0	$0
Net Advisory Fee Paid	$1,525,994	$180,211	$0
*Represents amounts paid by the Accounting Survivor until the Reorganization.  Prior to the Reorganization, the Advisor received no advisory fees from the Accounting Survivor; rather advisory fees were paid to Century Capital Management, LLC.

Congress Small Cap Growth Fund
	Year Ended October 31, 2018	September 16, 2017 – October 31, 2017
Fees Accrued	$687,099	$82,581
Fees Waived	$99,954	$0
Net Advisory Fee Paid	$587,145	$82,581

The Predecessor Fund paid the following fees to Century Capital Management, LLC for the periods shown:
November 1, 2016 - September 15, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
$940,702	$1,825,158	$2,905,463

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest expense in connection with investment activities, tax, and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Congress Mid Cap Growth Fund are 1.10% and 0.85% of the Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively (the “Expense Caps”).  The Expense Caps for the Congress Mid Cap Growth Fund are indefinite, but will remain in effect until at least February 28, 2020.  The Expense Caps for the Congress Large Cap Growth Fund are 1.20% and 0.95% of the Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively.  The Expense Caps for the Congress Large Cap Growth Fund are indefinite, but will remain in effect until at least September 30, 2020, and may continue thereafter as determined by the Board.  The Accounting Survivor did not have any expense caps.  Prior to April 30, 2017, the Expense Caps for the Mid Cap Fund and Large Cap Fund were 1.00% and 0.75% of each Fund’s Retail Class shares’ and Institutional Class shares’ average daily net assets, respectively.  The Expense Caps for the Congress Small Cap Growth Fund are 1.25% and 1.00% of the Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively.  The Expense Caps for the Small Cap Growth Fund are indefinite, but will remain in effect until at least September 30, 2020 and may continue thereafter as determined by the Board.  Prior to February 28, 2018, the expense caps for the Small Cap Growth Fund were 1.55% and 1.30% of the Fund’s Retail Class shares’ and Institutional Class shares’ average net assets, respectively. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expenses payments made in the prior three years from the date the fees were waived and expenses were paid.  This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.

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Portfolio Managers.
Messrs. Todd W. Solomon, CFA and Gregg A . O’Keefe, CFA serve as portfolio managers for the Mid Cap Fund, and are jointly and primarily responsible for the day‑to‑day management of the Mid Cap Fund.  Messrs. Daniel A Lagan, CFA and Alexander L. Thorndike serve as portfolio managers for the Large Cap Fund, and are jointly and primarily responsible for the day‑to‑day management of the Large Cap Fund.  Messrs. Gregg O’Keefe, CFA and Alexander L. Thorndike serve as portfolio managers for the Small Cap Fund, and are jointly and primarily responsible for the day to day management of the Small Cap Fund.

The following provides information regarding other accounts managed by Daniel Lagan as of October 31, 2018:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	57	$286,596,242	0	0

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The following provides information regarding other accounts managed by Gregg O’Keefe as of October 31, 2018:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	124	$785,826,980	0	0

The following provides information regarding other accounts managed by Alexander L. Thorndike as of October 31, 2018:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$30,593,052	0	$0

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The following provides information regarding other accounts managed by Todd Solomon as of October 31, 2018:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$46,739,303	0	0
Other Pooled Investment Vehicles	0	$0	0	0
Other Accounts	43	$610,170,533	0	0

Portfolio Managers’ Compensation.  Portfolio Managers receive a competitive base salary and benefits package. They are eligible for a bonus that is derived from a number of metrics including personal performance, investment performance, assets under management, and net operating income. They are also eligible for and may receive an equity participation. The benchmarks to measure investment performance would be the Russell 1000 Growth Index for Large Cap Growth Fund, Russell Mid Cap Growth Index for Mid Cap Growth Fund, and Russell 2000® Growth Index for Small Cap Growth Fund.

Conflicts of Interest for Portfolio Managers.  Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds.  The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Portfolio Managers’ Ownership in the Funds.  The following indicates the beneficial ownership of the Portfolio Managers of each Fund as of October 31, 2018:

Amount Invested Key A. None B. $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. $100,001-$500,000 F. $500,001-$1,000,000 G. Over $1,000,000

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Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund
	Mid Cap Fund	Large Cap Fund	Small Cap Fund
Daniel A. Lagan	E	F	A
Gregg A. O’Keefe	F	E	E
Alexander L. Thorndike	A	G	G
Todd W. Solomon	E	C	A

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Funds.  As stated above, prior to September 15, 2017, under its Investment Advisory and Management Services Agreement, Century Capital Management, LLC performed (or arranged for the performance of) certain management and administrative services necessary for the operation of the Predecessor Fund.  After September 15, 2017, and pursuant to the Administration Agreement, Fund Services acts as the Administrator to the Small Cap Fund.  Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of the Funds’ shares.

Pursuant to the Administration Agreement, as compensation for its services, Fund Services will receive from the Funds, a fee based on the Funds’ current average daily net assets.  Fund Services also is entitled to certain out‑of‑pocket expenses.  Fund Services also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, Fund Services provides CCO services to the Trust under a separate agreement.  The cost of the Chief Compliance Officer’s services is charged to the Funds and approved by the Board annually.

For the periods indicated below, the Funds paid Fund Services the following:

	Fiscal Year Ended October 31	Fiscal Period Ended October 31*	Fiscal Year Ended December 31
Fund Administration Fees Paid	2018	2017	2016	2015
Congress Mid Cap Growth Fund	$583,294	$532,359	$418,410	$293,616
*Effective as of the close of business on September 15, 2017, the Funds changed their fiscal year to commence on November 1 and end on October 31, each year.

For the periods ended October 31, the Large Cap Growth Fund paid Fund Services the following:

Fund Administration Fees Paid*	2018	2017	2016
Congress Large Cap Growth Fund	$202,295	$25,723	$0
*Represents amounts paid by the Accounting Survivor until the Reorganization.  Prior to the Reorganization, Fund Services received no fund administration fees from the Accounting Survivor.
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For the period ended October 31, the Small Cap Growth Fund paid Fund Services the following:

Fund Administration Fees Paid	2018	September 15, 2017 – October 31, 2017
Congress Small Cap Growth Fund	$45,847	$11,020

Custodian

U.S. Bank National Association (the “Custodian”), is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out‑of‑pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  Fund Services, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Funds.

Schiff Hardin LLP, 666 Fifth Avenue, Suite 1700, New York, New York, 10103, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker‑dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market‑maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker‑dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker‑dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker‑dealers that furnish or supply research and statistical information to the Advisor, to the extent the Advisor may lawfully and appropriately use such research and information in its investment advisory capacity, as well as provide other services in addition to execution services.  The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Investment Advisory Agreement, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker‑dealers that sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Association and the SEC.
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While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker‑dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker‑dealer to furnish brokerage and research services (as defined by Section 28(e) under the Exchange Act) to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker‑dealer.  The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Funds.  The Advisor will not receive hard dollar credits or, if the Advisor does, the amount of such credits will be immaterial.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds (“Other Accounts”) managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such other accounts.  In such event, the position of the Funds and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such other accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such other accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such other accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Funds.  However, as stated above, broker‑dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal periods ended indicated below, the Funds paid aggregate brokerage commissions in the amount of:

	Fiscal Year Ended October 31	Fiscal Period Ended October 31*	Fiscal Year Ended December 31
Aggregate Brokerage Commissions Paid	2018	2017	2016	2015
Congress Mid Cap Growth Fund	$319,922	$270,039	$185,280	$90,210
*Effective as of the close of business on September 15, 2017, the Fund changed its fiscal year to commence on November 1 and end on October 31, each year.
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For the fiscal years ended October 31, the Large Cap Fund paid aggregate brokerage commissions in the amount of:

Aggregate Brokerage Commissions Paid*	2018	2017	2016
Congress Large Cap Growth Fund	$29,430	$57,514	$135,333
*Activity presented prior to the close of the Reorganization on September 15, 2017 represents the historical operating results of the Accounting Survivor.

For the fiscal years ended October 31 shown below, the Small Cap Fund and the Predecessor Fund paid aggregate brokerage commissions in the amount of:

Aggregate Brokerage Commissions Paid*	2018	2017	2016
Congress Small Cap Growth Fund	$29,287	$145,181	$473,715
*Activity presented prior to the close of the Reorganization on September 15, 2017 represents the historical operating results of the Predecessor Fund.

Significant changes in brokerage commissions paid by the Accounting Survivor and the Predecessor Fund from year to year were due to changing asset levels and/or portfolio turnover.  Changes in the amount of brokerage commissions paid by the Accounting Survivor and the Predecessor Fund do not reflect material changes in the Accounting Survivor’s or the Predecessor Fund’s investment objective or strategies over these periods.

Advisors may obtain proprietary and third-party research through client commission arrangements. In a client commission arrangement, the Advisor agrees with a broker effecting trades for the Advisors’ client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services as directed by the Advisor. The research provided in connection with such arrangements is intended to comply with Section 28(e) of the Securities Exchange Act of 1934, as amended, and the SEC’s related interpretative guidance. Participating in client commission arrangements enables the Advisor to consolidate payments for research services through one or more channels using accumulated client commissions and helps to facilitate the Advisors’ receipt of research services and ability to provide best execution in the trading process.

As of the periods indicated below, the following was paid to firms for research, statistical or other services provided to the Advisor from the amounts above:

	Fiscal Year Ended October 31	Fiscal Period Ended October 31*	Fiscal Year Ended December 31
Research, Statistical Or Other Services Provided	2018	2017	2016	2015
Congress Mid Cap Growth Fund	$94,425	$100,733	$51,530	$51,508
*Effective as of the close of business on September 15, 2017, the Fund changed its fiscal year to commence on November 1 and end on October 31, each year.

	Fiscal Year Ended October 31, 2018	September 15, 2017 – October 31, 2017
Research, Statistical Or Other Services Provided
Congress Large Cap Growth Fund	$6,022	$5,375
Congress Small Cap Growth Fund	$6,751	$4,240

The following was paid to firms for research, statistical or other services provided to the Predecessor Fund’s previous investment adviser, Century Capital Management, LLC, from the amounts above:

2016	2015
$56,910	$83,615
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As of the close of the fiscal period ended October 31, 2018, the Funds did not own any securities of their regular broker‑dealers as defined by Rule 10b‑1 under the 1940 Act.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non‑assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution.  The Funds, as a separate series of the Trust, votes separately on matters affecting only the Funds (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) each day that the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.  The Funds do not expect to determine the NAV on any day when the Exchange is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the NAV per share.

Securities primarily traded on U.S. national securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable.  If there has been no sale on such day, then the mean between the bid and asked prices will be used.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Trading in foreign securities markets is normally completed well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Funds’ NAV is not calculated.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Board deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value.  Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.
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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of the Funds’ shares.

How to Buy Shares

In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Funds’ shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in good order, as discussed in the Funds’ Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in good order before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, the Funds’ shares may be purchased by tendering payment in‑kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Funds’ shares must be readily marketable, their acquisition consistent with the Funds’ objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan

As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Funds on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of the Funds’ shares is subject to fluctuation.  Prior to participating in the AIP the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Funds or through your Financial Intermediary.

The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

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The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests.  The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds.  In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests or when the sale of portfolio securities is not sufficient to meet redemption requests, the Funds will typically borrow money through their respective lines of credit.  These redemption methods will be used regularly and may also be used in stressed market conditions.  The Funds reserve the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemptions In-Kind” below.  Redemptions in-kind are typically used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.

The Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from shareholders, the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, a Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of a Fund.  The Funds have reserved the right to pay the redemption price of their shares in excess of $250,000 or 1% of its net asset value, either totally or partially, by a distribution in‑kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in‑kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in‑kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.
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The Funds do not intend to hold any significant percentage of their portfolios in illiquid securities, although the Funds, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event the Funds were to elect to make an in‑kind redemption, the Funds expect that they would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership

DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectus.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.

A dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets and the timing and amount of its distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Funds will not  be subject to any federal income or excise taxes.  However, the Funds can give no assurances that their distributions will be sufficient to eliminate all taxes in all periods.  In order to avoid a nondeductible excise tax, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98.0% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12‑month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund also must satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net in short short‑term capital gain over net long‑term capital loss) and 90% of the Fund’s net tax‑exempt interest, if any.
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The Funds’ ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.  As of October 31, 2018, the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund did not have any capital loss carryforwards.

Distributions of net investment income and net short‑term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Funds may be qualified dividends currently eligible for taxation at long‑term capital gain rates to the extent the Funds report the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter‑corporate dividends‑received deduction to the extent the Funds report the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for their taxable year.  In view of the Funds’ investment policy, it is expected that dividends from domestic corporations will be part of the Funds’ gross income and that, accordingly, part of the distributions by the Funds may be eligible for treatment as qualified dividend income by individual shareholders or for the dividends‑received deduction for corporate shareholders.  However, the portion of the Funds’ gross income attributable to qualifying dividends is largely dependent on the Funds’ investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Funds’ shares held by an individual investor are held for less than 61 days or shares held by a corporate investor are treated as debt‑financed or are held for less than 46 days.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary real estate investment trust (“REIT”) dividends and income derived from master limited partnership (“MLP”) investments. There is currently no mechanism for a Fund, to the extent that the Fund invests in REITs or MLPs, to pass through to non-corporate shareholders the character of ordinary REIT dividends or income derived from MLP investments so as to allow such shareholders to claim this deduction. It is uncertain whether future legislation or other guidance will enable a Fund to pass through to non-corporate shareholders the ability to claim this deduction.

The Funds may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations.  Based on the principal investment strategies of the Funds, it is not expected that the Funds will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.
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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such 6-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate of 24% in the case of non‑exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a 3.8% Medicare tax.  The Medicare tax is imposed on the lesser of:  (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

The Foreign Account Tax Compliance Act (“FATCA”).  A 30% withholding tax on a Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless:  (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA.  If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from the Funds. The recently issue proposed Treasury Regulations generally eliminate withholding under FATCA on gross proceeds, which would include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares.
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If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction.  The Funds will not pay any additional amounts in respect to amounts withheld under FATCA.  You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

The foregoing discussion of tax law is based on existing provisions of the Code, final and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Funds.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.  The Funds do not intend to seek any rulings from the Internal Revenue Service or an opinion of counsel with respect to any tax issues.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Funds’ shares.  Quasar is a registered broker‑dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days’ written notice when authorized either by a majority vote of each Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

ALPS Distributors, Inc. (“ALPS”), served as the principal underwriter and distributor to the Predecessor Fund and provided certain administrative services in connection with the offering of the Predecessor Fund’s shares.  ALPS did not receive any compensation from Century Capital Management Trust for the distribution of Predecessor Fund shares.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b‑1 under the 1940 Act for Retail Class shares of the Funds under which each Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares of each Fund.  Amounts paid under the Plan, by each Fund, are paid to the Distributor to compensate broker-dealers and service providers that provide distribution-related services to the Retail Class shares for the costs of the services provided and the expenses borne in the distribution of each Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund’s Retail Class shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of each Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to each Fund in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to each Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding each Fund and providing other services to each Fund as may be required.
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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor, in its capacity as the Funds’ principal underwriter and distribution coordinator, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of each Fund’s assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The tables below show the amount of Rule 12b‑1 fees incurred and the allocation of such fees by Retail Class shares of the Funds for the fiscal period ended October 31, 2018.

12b-1 fees incurred for 2018
Congress Mid Cap Growth Fund – Retail Class shares	$97,857
Congress Large Cap Growth Fund – Retail Class Shares	$11,283
Congress Small Cap Growth Fund – Retail Class Shares	$119,940

	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses	Interest, Carrying or Other Financing Charges
Congress Mid Cap Growth Fund – Retail Class Shares	$0	$0	$0	$97,857	$0	$0	$0
Congress Large Cap Growth Fund – Retail Class	$0	$0	$0	$11,283	$0	$0	$0
Congress Small Cap Growth Fund – Retail Class	$0	$0	$0	$119,940	$0	$0	$0

Sub-Accounting Service Fees

In addition to the fees that the Funds may pay to its Transfer Agent, the Board has authorized the Funds to pay service fees, at the annual rate of up to 0.10% of applicable average net assets or $22 per account, to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency, recordkeeping (collectively, “sub-accounting services”) and other shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents.  Any sub-accounting fees paid by the Funds are included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses table in the Prospectus.
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For the period ended October 31, 2018, the Funds paid the following amounts for sub-accounting services:

Sub-Accounting Services Fees
Congress Mid Cap Growth Fund	$669,786
Congress Large Cap Growth Fund	$86,701
Congress Small Cap Growth Fund	$32,443

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds.  These payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain Financial Intermediaries in connection with supervisory support services such as, back-office integration, account establishment and investor support services. In addition, such support services may be a pre-requisite for the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

During the Fund’s fiscal year, the following financial intermediaries were paid out of the Advisor’s revenues:

Firm
Morgan Stanley
Hantz Financial Services Inc
Commonwealth Financial Network
Merrill Lynch Pierce Fenner & Smith
U.S. Bank Na
UBS Financial Services Inc
Busey Trust Company
The Canandaigua National Bank & Trust
Bank Of Hawaii
Oppenheimer & Co Inc
SunTrust Investment Services Inc
Ameriprise Financial Services Inc
Mml Investors Services, LLC
LPL Financial LLC
Revolve Wealth Partners LLC
J.P. Morgan
Charles Schwab
National Financial Services
Pershing LLC
QUASAR Distributors, LLC
TD Ameritrade Inc.
MSCS Financial Services
Vanguard Brokerage Services
Raymond James Financial Services

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The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non‑mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

FINANCIAL STATEMENTS

The Funds’ annual report to shareholders for the fiscal year ended October 31, 2018, is available, without charge, upon request by calling 1-888-688-1299 and the financial statements, accompanying notes and report of the independent registered public accounting firm, Tait, Weller & Baker LLP, appearing therein are incorporated by reference into this SAI.

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APPENDIX A

CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa:  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long‑term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA:  Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA:  Bonds rated AA also qualify as high‑quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*	Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.
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COMMERCIAL PAPER RATINGS

Standard & Poor’s Ratings Group

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.  Ratings are graded into several categories, ranging from ‘A’ for the highest‑quality obligations to ‘D’ for the lowest.  These categories are as follows:

A‑1 - This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A‑2 - Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated ‘A‑1’.

A‑3 - Issues carrying this designation have an adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B - Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C - This rating is assigned to short‑term debt obligations with a doubtful capacity for payment.

D - Debt rated ‘D’ is in payment default.  The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Moody’s Investors Service, Inc.

Moody’s short‑term debt ratings are opinions on the ability of issuers to punctually repay senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

Prime‑1 - Issuers rated Prime‑1 (or supporting institutions) have a superior ability for repayment of senior short‑term debt obligations.  Prime‑1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well‑established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well‑established access to a range of financial markets and assured sources of alternate liquidity.

Prime‑2 - Issuers rated Prime‑2 (or supporting institutions) have a strong ability for repayment of senior short‑term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime‑3 - Issuers rated Prime‑3 (or supporting institutions) have an acceptable ability for repayment of senior short‑term debt obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.
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Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.
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APPENDIX B

2019 PRIVACY & PROXY NOTICE

PRIVACY POLICIES AND PROCEDURES

The trust and confidence of you, our customers, is important to us at Congress Asset Management Company.  For this reason, we are careful in the way we collect and handle non-public, personal information about you, our clients (“Client Information”).  This Privacy Notice describes our policies and practices regarding your information and how it is obtained, disseminated, and protected.

Information We Collect
We may collect Client Information from the following sources:
●	Information we receive on contracts or other forms, such as your name, address, date of birth, and social security number
●	Information relating to transactions with us, our affiliates and others, such as the purchase and sale of securities and account balances
●	Information we receive from third parties, such as custodians, wealth management and financial services firms, as required or permitted by law

Information We Disclose
We disclose Client Information about you or our former clients to third parties only to the extent required or permitted by law. Such sharing of your information is applied to:
●	Everyday business purposes such as processing transactions, maintaining and or servicing your account
●	Cooperating with regulatory authorities, responding to court orders and legal investigations
●	Taking reasonable and necessary steps to prevent fraud, unauthorized transactions, etc.

Opting-Out

The information we disclose is limited, and essential to servicing your account, protecting your privacy and meeting obligations under state and federal law. We do not disclose Client Information that requires a notice to you for limiting such disclosures; otherwise known as “opting-out.” However, should we wish to disclose additional Client Information of yours, we will only do so with your written permission as discussed below.

Opt-In Process for Sharing Additional Client Information
Our current business practices require us to obtain affirmative written permission from you (“Opting-In”), before we disclose any Client Information outside of what is discussed above in the “Information We Disclose” section of this notice.  In the event we wish to share such additional Client Information, we will provide you an Opt-In form describing the additional Client Information we seek to share, with whom we wish to share it with, and for what purpose. Until such form is received by us from you, indicating your permission, such additional Client Information about you will not be shared.

Information Security
●	We maintain an Information Protection and Cybersecurity program and provide ongoing awareness and training to our employees

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●	We continue to evaluate our efforts to protect confidential Client information and to keep our privacy policy and practices current
●	We restrict access to Client Information to employees and service providers who are involved in providing products and services to our clients
●	Employees with access to Client information may not use or disclose such information, except for Congress Asset Management Company business use
●	We maintain physical, electronic, and procedural safeguards in order to protect Client Information
●	When there is a need to dispose of confidential Client information, we require our employees to shred, not discard the information

If you have any questions regarding our Privacy Policy, please call us at 800-542-7888 or write to us at 2 Seaport Lane, Boston, MA  02210.
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PROXY POLICIES AND PROCEDURES

PROXY POLICIES

Responsibility
Congress Asset Management Company’s responsibility as an investment manager and plan fiduciary, as outlined in rule 206(4)-6 under the Investment Advisers Act of 1940, and the Employee Retirement Income Security Act of 1974 and subsequent Department of Labor policy statements, includes the duty to vote proxies on behalf of our clients when proxy voting authority has been delegated to us.  Congress Asset Management Company accepts its fiduciary responsibility to vote proxies under these circumstances.  This statement is intended to set forth those policies and guidelines to be followed in carrying out our responsibility.

General Principles of Voting
Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence.  This policy statement has been carefully crafted to meet the requirements of loyalty and prudence and will be employed by the Proxy Committee in its proxy voting procedures and decisions.

The duty of loyalty requires that a voting fiduciary exercise its proxy voting authority solely in the interests of its clients, or plan participants and beneficiaries, and for the exclusive purpose of providing plan benefits to participants and beneficiaries.  The voting fiduciary is prohibited from subordinating the interests of participants and beneficiaries to unrelated objectives.

The duty of prudence requires that proxy voting authority be exercised with the care, skill, prudence, and diligence that a similarly situated prudent person knowledgeable in such matters would exercise.  Thus, in making proxy voting decisions, Congress Asset Management Company shall seek out information from a variety of sources to determine what is in the long term economic best interest of its clients, plan participants, and beneficiaries prior to making a proxy voting decision.  In keeping with its fiduciary responsibilities, Congress Asset Management Company will vote proxies in accordance with the “economic best interests” of its clients, plan participants and beneficiaries.  Congress Asset Management Company will consider the long-term impact of business plans on all affected parties including shareholders, debt holders, employees, retired workers, and communities in which the firm operates.

Decisions Free of Outside Influence
Generally, Congress Asset Management Company will vote on the recommendation of the issuer’s management. However, Congress shall take into consideration the general positions of trustees and other fiduciaries in deciding how to vote proxies.  Congress Asset Management Company currently utilizes the services of Broadridge Investor Communications, an independent provider of proxy voting services.   Such services may include voting execution, comprehensive reporting, and supporting justification.  However, any influence imposed upon us by a person or persons who have a direct personal or financial interest in the outcome will be rejected as a violation of ERISA and our moral obligation to plan participants, and clients.  On contested issues the guiding principle shall be the long term “economic best interests” of all affected parties.  The interest of any one group shall not dominate the decision to the detriment of other affected parties.

Clients and prospective clients should be aware that Congress Asset Management typically follows the recommendation of the AFL-CIO when voting proxies for Taft-Hartley clients, while at the same time is actively soliciting new business from the Taft-Hartley market. Voting to such recommendations may at times be different from how we vote our other clients’ proxies and in opposition to the interests of such other clients.

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Congress Asset Management at the direction of a client’s Investment Policy statement has the ability to direct proxy voting decisions to a 3 rd party proxy advice vendor.  These voting recommendations may at times be different from how we vote other clients’ proxies and in opposition to the interests of such other clients.

PROXY PROCEDURES
Proxy Committee
The Proxy committee shall have responsibility for setting the proxy voting policy at Congress Asset Management Company.  Proxies will be voted in the economic best interest of each individual client, ERISA plan participant, and beneficiaries.  The Proxy Committee will use all available resources to help in evaluating proxy issues, and setting policies that are appropriate for each client.  Congress Asset Management Company has an agreement with Broadridge Investor Communications to provide integrated third-party research and electronic, automated, rules based voting capabilities via the Broadridge ProxyEdge service for each individual proxy.

In the event of a vote that falls outside of the standard proxy voting rules for Congress Asset Management Company, the Proxy Committee will meet to review a specific vote.  When the Proxy Committee reaches a decision concerning the proxy vote in question, Broadridge ProxyEdge shall be instructed to vote accordingly and no further action shall be required.  A simple majority of the Proxy Committee shall be required for a final ruling on proxy issues.

Record Keeping
1)	Proxy Committee minutes and meeting material including the basis for any voting decision including whether the advice of any individual outside of the organization was acted upon.
2)	Records will be maintained detailing how proxies were voted and for which accounts they were voted.

Records of proxy voting will be made available to Clients and ERISA Plan Sponsors upon a written request by email to proxies@congressasset.com or by mail to Congress Asset Management Company, 2 Seaport Lane, 5 th Floor, Boston, MA 02210.

PROXY COMMITTEE:
Daniel A. Lagan           Gregg A. O’Keefe          Dory Bowers

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Investment Advisory Agreement dated December 7, 2007, between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 11, 2013, between the Trust, on behalf of the Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

1

(vi)(B)
Investment Advisory Agreement dated October 31, 2011, between the Trust, on behalf of the series listed on Schedule A, which may be amended from time to time (each a “Fund”), and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(vii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(vii)(A)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(viii)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(viii)(A)
Amendment to Schedule A to the Investment Advisory Agreement dated November 14, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(viii)(B)
Amendment dated April 1, 2017, to the Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of Osterweis Strategic Income Fund, Osterweis Strategic Investment Fund, Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(ix)
Investment Advisory Agreement dated April 2, 2015, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 624 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2015.

(ix)(A)
Amendment dated July 1, 2017 to the Investment Advisory Agreement dated April 2, 2015, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(x)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(x)(A)
Amendment dated October 1, 2017 to the Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 728 to the Trust’s Registration Statement on Form N-1A, file with the SEC on January 26, 2018.

(xi)
Amendment to the Investment Advisory Agreement dated September 1, 2017, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

2

(xii)
Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xii)(A)
Amendment dated August 14, 2012 to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xii)(B)
Amendment dated January 1, 2018 to the Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(xii)(C)
Form of Amendment to Schedule A of the Investment Advisory Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(xiii)
Amendment to the Investment Advisory Agreement dated August 1, 2017, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(xiv)
Amendment to the Investment Advisory Agreement dated October 1, 2017, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(xv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xv)(A)
Amended Schedule A dated May 23, 2016 to the Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xvi)(A)
Investment Advisory Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(xvii)
Amendment to the Investment Advisory Agreement dated November 1, 2017 between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

3

(xviii)
Investment Advisory Agreement dated February 27, 2015, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xix)
Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xix)(A)
Form of Amendment dated December 1, 2017 to Investment Advisory Agreement dated December 31, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(xx)
Investment Advisory Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xx)(A)
Amendment dated July 1, 2017 to the Investment Advisory Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(C)
Third Amendment dated November 11, 2013, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of its series, the Hodges Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(iii)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

4

(iii)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(C)
Third Amendment dated November 15, 2016, to the Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Funds, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iv)
Distribution Agreement dated January 10, 2007, between the Trust, on behalf of the Portfolio 21 Global Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(v)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(A)
First Amendment to the Distribution Agreement between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(vi)(B)
Second Amendment to the Distribution Agreement dated July 1, 2013, between the Trust, on behalf of the Villere Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on December 13, 2013.

(vii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Amendment dated August 14, 2012 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(B)
Second Amendment dated ______, 2017 to the Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(viii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

5

(x)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(x)(A)
First Amendment dated May 24, 2016 to the Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xi)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xii)
First Amendment to the Distribution Agreement dated March 3, 2017, between the Trust, on behalf the Otter Creek Long/Short Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 733 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2018.

(xiii)
Distribution Agreement dated November 11, 2013, between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xiii)(A)
Distribution Agreement (Novation Agreement) between the Trust, on behalf of the BP Capital TwinLine Energy Fund, the BP Capital TwinLine MLP Fund and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(xiv)
Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xiv)(A)
First Amendment dated March 3, 2017 to the Distribution Agreement dated July 13, 2015, between the Trust, on behalf of the Trillium Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 720 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2017.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(ii)
Amendment to the Custody Agreement on behalf of the Hodges Fund, Hodges Small Intrinsic Value Fund, Hodges Small Cap Fund, Hodges Small-Mid Cap Fund, Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

6

(iv)
Amendment to the Amended and Restated Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, dated February 9, 2018 is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(iv)(A)
Form of Amendment dated _____, 2017 to the Amended and Restated Custody Agreement, dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bank N.A. is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(vi)
Amendment to the Custody Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(vii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(viii)
Amended Exhibit O to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(ix)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)(B)
Amendment to the Custody Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(x)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xi)
Amendment to the Custody Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xii)
Amendment to the Custody Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(xiii)
Amendment to the Custody Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xiv)
Amended Exhibit H to the Amended and Restated Custody Agreement dated May 15, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

7

(xv)
Amendment to the Custody Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16 2006.

(i)(A)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(i)(B)
Amendment dated February 9, 2018 to the Fund Administration Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(i)(C)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(i)(E)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(F)
Amendment to the Fund Administration Servicing Agreement dated September 13, 2013, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(G)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(i)(H)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(I)
Amendment to the Fund Administration Servicing Agreement dated February 27, 2015, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(i)(J)
Amendment to the Fund Administration Servicing Agreement dated November 11, 2013, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

8

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(i)(L)
Amendment to the Fund Administration Servicing Agreement dated March 25, 2013, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(i)(M)
Amendment to the Fund Administration Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)(A)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Cap Fund, Hodges Small Intrinsic Value Fund, the Small-Mid Cap Fund, the Hodges Blue Chip Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(ii)(B)
Amendment dated February 9, 2018 to the Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(ii)(C)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016

(ii)(D)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(E)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(G)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

9

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement dated April 4, 2012, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)(A)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Fund, the Hodges Small Intrinsic Value Fund, the Hodges Small-Mid Cap Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 680 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2016.

(iii)(B)
Amendment dated February 9, 2018 to the Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and the Congress Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(iii)(C)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Funds is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iii)(E)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(F)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(G)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

10

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Funds is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement dated November 16, 2009, on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 590 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 27, 2014.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement dated July 13, 2015, on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(A)(1)
Amended Appendix to Operating Expenses Limitation Agreement, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 584 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2014.

(iv)(B)
Operating Expenses Limitation Agreement dated October 31, 2011, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 585 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2014.

(iv)(B)(1)
Amended Appendix A to Hodges Indefinite Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Blue Chip Equity Income Fund, Hodges Pure Contrarian Fund, Hodges Small Intrinsic Value Fund, and Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 715 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2017.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated April 1, 2017, between the Trust, on behalf of the series of the Trust listed on Appendix A which may be amended from time to time (each “Fund”), and the Advisor of the Funds, Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 715 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2017.

(iv)(B)(3)
Amended Appendix A to Hodges Operating Expenses Limitation Agreement, between the Trust, on behalf of the Hodges Fund and Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 715 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2017.

11

(iv)(C)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iv)(C)(1)
Amendment to Appendix A dated November 14, 2016 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Institutional Equity Fund, Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(iv)(D)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(E)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(F)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(F)(1)
Appendix A of the Operating Expenses Limitation Agreement, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 374 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2018.

(iv)(F)(2)
Form of Amended Appendix A to the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, the Congress Small Cap Growth Fund, and Congress Asset Management Company, LLP is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(G)(1)
Revised Shareholder Servicing Plan dated August 17-18, 2015, adopted by the Trust, on behalf of the Akre Focus is herein incorporated by reference from Post-Effective Amendment No. 722 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 17, 2017.

(iv)(H)
Operating Expenses Limitation Agreement dated October 31, 2016, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 696 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2017.

(iv)(H)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

12

(iv)(I)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(I)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(I)(2)
Amended Appendix A dated June 29, 2016 of the Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)(I)(3)
Amended Appendix A dated June 29, 2016 of the Shareholder Servicing Plan adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(iv)(J)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(J)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 660 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(iv)(J)(2)
Operating Expenses Limitation Agreement dated April 24, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 563 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2014.

(iv)(K)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(L)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Otter Creek Long/Short Opportunity Fund, dated February 27, 2015 is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on February 27, 2015.

(iv)(M)
Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iv)(M)(2)
Appendix A to Operating Expenses Limitation Agreement between the Trust, on behalf of the BP Capital Funds is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(iv)(N)
Operating Expenses Limitation Agreement dated July 29, 2015, between the Trust, on behalf of the Trillium Funds, and Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(iv)(N)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

13

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(ii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(iv)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(v)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(vii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(vii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)(D)
Opinion and Consent dated June 21, 2017, by Sullivan & Worcester LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(vii)(D)(1)
Consent of Counsel dated June 21, 2017, by Schiff Hardin LLP for the Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(viii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

14

(viii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ix)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(x)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for the Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(x)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(x)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xi)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xi)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xii)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xii)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xii)(B)
Opinion of Counsel dated June 29, 2016, by Sullivan & Worcester LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xii)(C)
Consent of Counsel dated June 29, 2016, by Schiff Hardin LLP for the Muzinich Low Duration Fund is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(xiii)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

15

(xiii)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xiv)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xiv)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xv)
Opinion of Counsel dated December 17, 2013, by Sullivan & Worcester LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xv)(A)
Consent of Counsel dated December 17, 2013, by Paul Hastings LLP for the Hodges Small Intrinsic Value Fund and the Hodges Small-Mid Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 546 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2013.

(xvi)
Opinion of Counsel dated December 24, 2013, by Sullivan & Worcester LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvi)(A)
Consent of Counsel dated December 24, 2013, by Paul Hastings LLP for the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 547 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 24, 2013.

(xvii)
Opinion of Counsel dated December 31, 2013, by Sullivan & Worcester LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xvii)(A)
Consent of Counsel dated December 31, 2013, by Paul Hastings LLP for the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 554 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 31, 2013.

(xviii)
Opinion of Counsel dated July 29, 2015 by Sullivan & Worcester LLP for the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xviii)(A)
Consent of Counsel dated July 29, 2015 by Paul Hastings LLP for the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(xix)
Opinion of Counsel dated November 28, 2016 by Sullivan & Worcester LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(xix)(A)
Consent of Counsel dated November 28, 2016 by Schiff Hardin LLP for the Osterweis Emerging Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(xx)
Opinion of Counsel dated December 20, 2016 by Sullivan & Worcester LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

16

(xx)(A)
Consent of Counsel dated December 20, 2016 by Schiff Hardin LLP for the Osterweis Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 692 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2016.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Kathleen T. Barr dated November 1, 2018 is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iii)
Power of Attorney for Dorothy Berry dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(iv)
Power of Attorney for Wallace Cook dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(v)
Power of Attorney for Eric Falkeis dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(vi)
Power of Attorney for Carl Froebel dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(vii)
Power of Attorney for Steve Paggioli dated March 2, 2017 is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

(viii)
Power of Attorney for Aaron J. Perkovich dated November 14, 2016 is herein incorporated by reference from Post-Effective Amendment No. 687 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on November 18, 2016.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

17

(vi)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on May 23, 2016, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Otter Creek Long/Short Opportunity is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Trillium Funds is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of the Portfolio 21 Global Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Revised Rule 18f-3 Plan dated November 15-16, 2018, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 749 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16. 2018.

(iv)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 475 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(A)
Amended Appendix A to the Multiple Class Plan adopted by the Trust pursuant to Rule 18f-3 on behalf of the Congress Large Cap Growth Fund, Congress All Cap Opportunity Fund, Congress Mid Cap Growth Fund and Congress Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 710 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2017.

(v)
Rule 18f-3 Plan dated March 12, 2012 and revised on May 23, 2016, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 675 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 29, 2016.

(vi)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(vii)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Otter Creek Long/Short Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 613 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(viii)
Rule 18f-3 Plan dated November 12, 2013, revised February 27, 2015 adopted by the Trust on behalf of the BP Capital TwinLine Energy Fund and the BP Capital TwinLine MLP Fund is herein incorporated by reference from Post-Effective Amendment No. 614 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2015.

(ix)
Rule 18f-3 Plan dated November 18, 2014, adopted by the Trust on behalf of the Trillium Funds – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(o)		Reserved.
18

(p)	(i)
Code of Ethics for Hodges Capital Management, Inc. and First Dallas Securities Inc. as Amended and Restated January, 2014 is herein incorporated by reference from Post-Effective Amendment No. 640 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2015.

(ii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 639 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on July 24, 2015.

(iii)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 711 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2017.

(iv)
Code of Ethics for Trillium Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 685 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2016.

(v)
Revised Code of Ethics for Tygh Capital Management, Inc. dated July 2016 is herein incorporated by reference from Post-Effective Amendment No. 695 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 27, 2017.

(vi)
Code of Ethics for St. Denis J. Villere & Company, LLC (revised 2017) is herein incorporated by reference from Post-Effective Amendment No. 725 to the Trust’s Registration Statement on Form N-1A, file with the SEC on December 18, 2017.

(vii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 706 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2017.

(viii)
Revised Code of Ethics for Akre Capital Management, LLC dated July 28, 2014 is herein incorporated by reference from Post-Effective Amendment No. 595 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 21, 2014.

(ix)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 729 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 29, 2018.

(x)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 568 to the Trust’s Registration Statement on Form N‑1A, filed with the SEC on March 25, 2014.

(xi)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xii)
Revised Code of Ethics for Becker Capital Management, Inc., updated December 6, 2016 is herein incorporated by reference from Post-Effective Amendment No. 700 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2017.

(xiii)
Revised Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(xiv)
Revised Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 545 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 13, 2013.

(xv)
Code of Ethics for Otter Creek Management, Inc. and Otter Creek Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 661 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 26, 2016.

(xvi)
Code of Ethics for BP Capital Fund Advisors, LLC is herein incorporated by reference from Post-Effective Amendment No. 703 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 30, 2017.

19

(xvii)
Code of Ethics for Trillium Asset Management, LLC – is herein incorporated by reference from Post-Effective Amendment No. 641 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 30, 2015.

(q)	(i)
Unaudited financial statements for the six-month period ended June 30, 2016 for Emerging Growth Partners, L.P. (Osterweis Emerging Opportunity Fund) (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on November 28, 2016).

(ii)
Audited financial statements for the fiscal year ended December 31, 2015 for Emerging Growth Partners, L.P. (Osterweis Emerging Opportunity Fund) (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on November 28, 2016).

(iii)
Audited financial statements for the fiscal year ended December 31, 2014 for Emerging Growth Partners, L.P. (Osterweis Emerging Opportunity Fund) (incorporated by reference to Appendix B of the Statement of Additional Information part of the Registration Statement on Form N-1A, filed on November 28, 2016).

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:
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Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolios Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:
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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Fisher	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1)     This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(2)     This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana 46204.
(3)     This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue, 6th Floor Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Otter Creek Management, Inc. 222 Lakeview Avenue, Suite 1100 West Palm Beach, Florida 33401
Trillium Asset Management, LLC Two Financial Center 60 South Street, Suite 1100 Boston, Massachusetts 02111
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
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Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 759 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 28th day of February, 2019.

Professionally Managed Portfolios

By: /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 759 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	February 28, 2019
Kathleen T. Barr

Dorothy A. Berry*	Trustee	February 28, 2019
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 28, 2019
Wallace L. Cook

Eric W. Falkeis*	Trustee	February 28, 2019
Eric W. Falkeis

Carl A. Froebel*	Trustee	February 28, 2019
Carl A. Froebel

Steven J. Paggioli*	Trustee	February 28, 2019
Steven J. Paggioli

/s/ Elaine E. Richards	President and Principal	February 28, 2019
Elaine E. Richards	Executive Officer

Aaron J. Perkovich*	Vice President, Treasurer	February 28, 2019
Aaron J. Perkovich	and Principal Financial and Accounting Officer

*By: /s/ Elaine E. Richards		February 28, 2019
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney
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EXHIBIT LIST

Exhibit Number	Description
EX.99.j.i	Consent of Independent Registered Public Accounting Firm – Tait, Weller & Baker LLP

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